UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2011

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 10.03%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	22,912	$26,189
Series 2001-T8 A2 9.50% 7/25/41		12,186	14,712
Series 2002-T4 A3 7.50% 12/25/41		85,136	98,282
Series 2004-T1 1A2 6.50% 1/25/44		35,618	39,702
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		19,662	22,032
Series 1999-19 PH 6.00% 5/25/29		497,341	546,818
Series 2001-14 Z 6.00% 5/25/31		36,198	40,354
Series 2002-90 A1 6.50% 6/25/42		16,503	19,304
Series 2002-90 A2 6.50% 11/25/42		59,628	69,746
Series 2003-26 AT 5.00% 11/25/32		1,165,000	1,245,575
Series 2003-122 AJ 4.50% 2/25/28		55,463	57,287
Series 2005-22 HE 5.00% 10/25/33		740,000	800,079
Series 2005-29 QD 5.00% 8/25/33		816,000	880,736
Series 2005-54 AK 4.50% 9/25/32		332,469	346,178
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,570,321
Series 2005-110 MB 5.50% 9/25/35		449,698	490,515
^@Series 2007-30 OE 0.00% 4/25/37		9,198,845	7,418,541
Series 2008-24 ZA 5.00% 4/25/38		17,640,768	18,100,107
•@Series 2009-2 AS 5.514% 2/25/39		16,466,058	1,944,172
•@Series 2009-68 SA 6.564% 9/25/39		2,085,233	342,429
Series 2009-94 AC 5.00% 11/25/39		400,000	424,166
Series 2010-41 PN 4.50% 4/25/40		475,000	476,884
Series 2010-96 DC 4.00% 9/25/25		900,000	921,888
•Series 2010-123 FE 0.667% 11/25/40		11,248,021	11,223,603
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,333,750
Series 2004-W9 2A1 6.50% 2/25/44		45,090	50,484
Series 2004-W11 1A2 6.50% 5/25/44		128,229	143,072
Series 2004-W15 1A1 6.00% 8/25/44		172,300	191,846
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		122,210	138,086
Series 2165 PE 6.00% 6/15/29		508,963	566,947
Series 2326 ZQ 6.50% 6/15/31		218,943	248,327
Series 2557 WE 5.00% 1/15/18		732,415	801,702
Series 2662 MA 4.50% 10/15/31		49,861	51,535
Series 2755 LE 4.00% 9/15/30		557,000	581,109
Series 2762 LG 5.00% 9/15/32		2,000,000	2,148,518
Series 2802 NE 5.00% 2/15/33		700,000	753,249
Series 2827 TE 5.00% 4/15/33		1,335,000	1,446,837
Series 2840 OE 5.00% 2/15/33		1,800,000	1,940,690
Series 2864 PE 5.00% 6/15/33		1,095,000	1,178,958
Series 2869 BG 5.00% 7/15/33		224,000	240,302
Series 2881 TE 5.00% 7/15/33		1,080,000	1,162,241
Series 2889 OG 5.00% 5/15/33		117,000	125,694
Series 2890 PC 5.00% 7/15/30		265,000	274,868
Series 2890 PD 5.00% 3/15/33		1,265,000	1,362,149
Series 2893 PD 5.00% 2/15/33		65,000	70,139
Series 2915 KD 5.00% 9/15/33		447,000	481,960
Series 2938 ND 5.00% 10/15/33		1,050,000	1,130,225
Series 2939 PD 5.00% 7/15/33		665,000	715,772
Series 2941 XD 5.00% 5/15/33		2,690,000	2,892,685
Series 2987 KG 5.00% 12/15/34		1,430,000	1,545,090
Series 3022 MB 5.00% 12/15/28		143,983	146,910
Series 3131 MC 5.50% 4/15/33		445,000	483,941
Series 3143 BC 5.50% 2/15/36		8,000,000	8,721,251
Series 3145 LN 4.50% 10/15/34		963,619	1,021,430
•@Series 3289 SA 6.56% 3/15/37		5,784,372	925,944
Series 3337 PB 5.50% 7/15/30		441,276	447,063
Series 3476 Z 5.50% 7/15/38		11,735,697	12,770,265
Series 3626 MA 5.00% 2/15/30		3,104,228	3,288,530
Series 3656 PM 5.00% 4/15/40		770,000	814,973
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		28,719	32,658
Series T-58 2A 6.50% 9/25/43		15,599	17,583
GNMA
•@Series 2007-64 AI 6.364% 10/20/37		19,692,820	3,083,726
•@Series 2008-65 SB 5.814% 8/20/38		6,977,039	899,293
•@Series 2009-2 SE 5.634% 1/20/39		18,111,486	2,294,946
Series 2010-113 KE 4.50% 9/20/40		1,170,000	1,190,314
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		390,000	389,271
Total Agency Collateralized Mortgage Obligations (cost $97,186,226)			107,223,953

Agency Mortgage-Backed Securities – 7.63%
Fannie Mae
5.50% 1/1/13	39,126	40,266
5.50% 3/1/37	1,151,091	1,235,845
5.50% 7/1/37	226,011	242,652
6.50% 8/1/17	49,178	53,855
•Fannie Mae ARM
2.402% 10/1/33	33,934	35,248
4.995% 8/1/35	75,442	80,604
5.141% 11/1/35	235,755	251,329
5.83% 7/1/37	373,952	401,360
5.904% 8/1/37	412,456	448,335
Fannie Mae Relocation 30 yr
5.00% 11/1/33	13,672	14,409
5.00% 1/1/34	50,608	53,336
5.00% 2/1/34	26,266	27,682
5.00% 8/1/34	29,728	31,330
5.00% 11/1/34	94,455	99,547
5.00% 4/1/35	115,849	122,094
5.00% 10/1/35	89,471	94,294
5.00% 1/1/36	232,689	245,234
Fannie Mae S.F. 15 yr
4.00% 7/1/25	1,850,781	1,931,858
4.00% 8/1/25	2,522,140	2,632,627
4.00% 11/1/25	2,654,443	2,777,361
4.50% 8/1/18	441,860	472,816
4.50% 7/1/20	991,050	1,060,170
5.00% 5/1/21	113,712	123,041
Fannie Mae S.F. 15 yr TBA
3.50% 7/1/26	4,500,000	4,581,562
4.50% 7/1/26	1,135,000	1,203,100
Fannie Mae S.F. 20 yr
5.50% 7/1/24	433,558	472,918
5.50% 10/1/24	131,120	143,023
5.50% 12/1/24	434,712	474,176
5.50% 8/1/28	2,021,841	2,194,085
Fannie Mae S.F. 30 yr
4.00% 7/1/40	1,461,817	1,466,409
4.00% 10/1/40	181,358	181,614
4.50% 3/1/39	303,032	314,345
5.00% 12/1/36	297,564	317,698
5.00% 12/1/37	209,950	223,500
5.00% 2/1/38	163,084	173,558
5.00% 7/1/40	1,401,439	1,491,883
5.50% 12/1/32	225,471	245,525
5.50% 7/1/33	682,370	743,061
5.50% 12/1/33	119,240	129,846
5.50% 4/1/34	1,615,831	1,758,978
5.50% 5/1/34	491,102	534,781
5.50% 6/1/34	613,110	667,258
5.50% 7/1/34	1,000,607	1,088,977
5.50% 2/1/35	3,003,545	3,274,926
5.50% 9/1/36	1,294,433	1,408,753
6.00% 9/1/36	270,617	299,007
6.00% 8/1/38	1,029,158	1,131,338
6.50% 11/1/33	22,243	25,313
6.50% 2/1/36	460,985	522,991
6.50% 3/1/36	718,021	814,440
6.50% 6/1/36	907,675	1,029,639
6.50% 2/1/38	1,092,476	1,239,178
7.00% 2/1/38	203,810	234,396
7.00% 3/1/38	519,466	597,421
7.50% 3/1/32	1,266	1,489
7.50% 4/1/32	4,903	5,763
7.50% 6/1/32	2,079	2,444
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/41	6,205,000	3,204,999
5.50% 7/1/41	8,135,000	8,795,968
6.00% 7/1/41	21,130,000	23,209,994
•Freddie Mac ARM
2.467% 12/1/33	95,705	100,046
2.822% 4/1/34	7,174	7,532
5.504% 2/1/38	860,781	931,777
5.53% 7/1/36	148,883	156,719
5.706% 5/1/37	607,824	644,645

Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,043	2,155
Freddie Mac S.F. 15 yr
4.50% 5/1/20	511,789	546,843
5.00% 6/1/18	182,796	196,532
Freddie Mac S.F. 20 yr
5.50% 10/1/23	335,201	362,512
5.50% 8/1/24	77,524	84,306
Freddie Mac S.F. 30 yr
5.00% 7/1/38	365,810	388,898
6.50% 11/1/33	55,183	62,535
6.50% 1/1/35	273,077	313,386
6.50% 8/1/38	163,327	184,169
7.00% 1/1/38	210,545	242,583
GNMA I S.F. 30 yr 7.00% 12/15/34	476,385	545,111
GNMA II 6.00% 4/20/34	27,340	30,430
Total Agency Mortgage-Backed Securities (cost $79,048,329)		81,479,828

Collateralized Debt Obligation – 0.14%
•@#Landmark CDO Series 2005-1A A1L 144A 0.554% 6/1/17	1,577,211	1,534,042
Total Collateralized Debt Obligation (cost $1,506,274)		1,534,042

Commercial Mortgage-Backed Securities – 2.88%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	420,000	452,001
Bank of America Merrill Lynch Commercial Mortgage
•Series 2004-3 A5 5.536% 6/10/39	401,363	433,626
•Series 2005-1 A5 5.163% 11/10/42	1,620,000	1,764,067
•Series 2005-6 A4 5.195% 9/10/47	1,615,000	1,762,096
Series 2006-4 A4 5.634% 7/10/46	1,070,000	1,170,762
•#Bank of America Large Loan Series 2009-UB2 A4AA 144A 5.805% 2/24/51	2,200,000	2,369,968
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	875,000	953,891
•Series 2005-T20 A4A 5.147% 10/12/42	990,000	1,084,306
•Series 2006-PW12 A4 5.72% 9/11/38	895,000	985,609
Series 2007-PW15 A4 5.331% 2/11/44	630,000	665,414
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	320,000	324,846
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 A4 5.22% 7/15/44	400,000	434,949
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	550,000	595,452
Series 2006-C7 A2 5.69% 6/10/46	35,336	35,320
#Series 2010-C1 A1 144A 3.156% 7/10/46	513,524	517,187
Credit Suisse Mortgage Capital Certificates
•Series 2006-C1 AAB 5.422% 2/15/39	129,311	136,693
•#Series 2010-UD1 A 144A 5.785% 12/18/49	2,200,000	2,436,804
•#DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.557% 11/10/46	245,000	234,081
Goldman Sachs Mortgage Securities II
•*Series 2004-GG2 A6 5.396% 8/10/38	570,000	616,533
Series 2005-GG4 A4 4.761% 7/10/39	822,500	866,729
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,295,124
•Series 2006-GG6 A4 5.553% 4/10/38	900,000	978,082
•#Series 2007-GG10 J 144A 5.80% 8/10/45	1,956,000	19,560
#Series 2010-C1 A2 144A 4.592% 9/1/40	915,000	919,898
•#Series 2010-C1 C 144A 5.635% 8/10/43	995,000	983,257
•Greenwich Capital Commercial Funding
Series 2005-GG5 A5 5.224% 4/10/37	1,155,000	1,240,146
Series 2006-GG7 A4 5.881% 7/10/38	1,140,000	1,265,675
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.205% 12/15/44	750,000	818,453
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,222,308
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	720,000	759,304
•Morgan Stanley Capital I Series 2007-T27 A4 5.641% 6/11/42	1,310,000	1,450,287
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.466% 2/15/33	100,000	99,796
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	585,000	607,149
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	515,000	556,215
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	730,000	718,076
Total Commercial Mortgage-Backed Securities (cost $30,302,412)		30,773,664

Convertible Bonds – 1.05%
AAR 1.75% exercise price $29.43, expiration date 1/1/26	275,000	303,188
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	226,000	230,238
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	256,000	255,360
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	415,000	406,700
Alere 3.00% exercise price $43.98, expiration date 5/15/16	176,000	192,500
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	125,000	135,781
*#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	174,000	183,570
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	343,000	329,280
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	264,000	240,570

#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40		175,000	156,188
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		197,000	217,439
#Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29		115,000	174,441
Equinix 4.75% exercise price $84.32 expiration date 6/15/16		264,000	374,220
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		219,000	220,916
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14		275,000	350,625
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		152,000	209,950
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29		343,000	386,304
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		591,000	576,224
#Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15		94,000	92,590
Intel 2.95% exercise price $30.36, expiration date 12/15/35		300,000	311,625
*Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29		367,000	368,835
L-3 Communications Holdings 3.00% exercise price $97.79, expiration date 8/1/35		181,000	185,299
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		390,000	370,988
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12		481,000	482,202
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30		320,000	441,999
Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27		508,000	540,384
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		430,000	406,350
National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28		415,000	462,724
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		323,000	325,019
NuVasive 2.75% exercise price $42.13, expiration date 7/1/17		195,000	198,169
*#Owens-Brockway Glass Container 3.00% 144A exercise price $47.47, expiration date 5/28/15		425,000	420,750
Pantry 3.00% exercise price $50.09, expiration date 11/15/12		42,000	41,895
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41		149,000	182,898
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		191,000	259,760
*SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		245,000	260,313
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		132,000	185,790
Transocean 1.50%
1.50% exercise price $166.65, expiration date 12/15/37		189,000	186,165
*1.50% exercise price $166.65, expiration date 12/15/37		190,000	190,713
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		285,000	330,244
Total Convertible Bonds (cost $10,255,747)			11,188,206

Corporate Bonds – 39.91%
Banking – 8.43%
Abbey National Treasury Services 4.00% 4/27/16		670,000	665,569
AgriBank 9.125% 7/15/19		1,095,000	1,363,199
•#Banco Bradesco 144A 2.361% 5/16/14		1,300,000	1,317,380
Banco do Brasil
2.265% 2/14/14		3,400,000	3,398,493
*#144A 6.00% 1/22/20		3,000,000	3,240,000
#Banco Mercantil del Norte 144A
4.375% 7/19/15		400,000	408,500
•@6.862% 10/13/21		520,000	534,300
#Banco Santander Chile 144A 3.75% 9/22/15		2,200,000	2,227,500
#Banco Votorantim 144A
•3.246% 3/28/14		2,000,000	2,005,750
@5.25% 2/11/16		2,300,000	2,343,240
Bank of America 5.30% 3/15/17		340,000	350,882
#Bank of Montreal 144A 2.85% 6/9/15		605,000	627,413
BB&T 5.25% 11/1/19		1,146,000	1,209,663
BB&T Capital Trust II 6.75% 6/7/36		1,310,000	1,343,812
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		605,000	620,513
Capital One Capital V 10.25% 8/15/39		990,000	1,055,588
Citigroup
•*1.733% 1/13/14		500,000	503,593
•2.262% 8/13/13		1,000,000	1,019,350
4.587% 12/15/15		200,000	210,533
6.125% 5/15/18		2,500,000	2,756,963
8.50% 5/22/19		1,900,000	2,358,871
*City National 5.25% 9/15/20		755,000	773,618
@#CoBank 144A 7.875% 4/16/18		570,000	661,992
Depfa ACS Bank 3.25% 2/15/12	EUR	3,100,000	4,496,152
Export-Import Bank of Korea
*5.125% 3/16/15	USD	200,000	215,988
5.125% 6/29/20		1,500,000	1,525,461
5.50% 10/17/12		300,000	315,891
•@#144A 1.30% 3/13/12		2,500,000	2,500,390
#144A 5.25% 2/10/14		820,000	884,775
Fifth Third Bancorp 3.625% 1/25/16		2,060,000	2,080,062
•Fifth Third Capital Trust IV 6.50% 4/15/37		405,000	400,950
Goldman Sachs Group
•0.674% 7/22/15		200,000	190,020
•0.697% 3/22/16		300,000	283,239
•0.785% 1/12/15		700,000	675,606
•1.695% 2/4/13	EUR	800,000	1,150,921
3.70% 8/1/15	USD	900,000	917,303
5.00% 5/3/18	CAD	222,000	229,359
5.15% 1/15/14	USD	2,000,000	2,136,750
5.375% 3/15/20		835,000	863,752
6.25% 9/1/17		1,100,000	1,215,309

•#HBOS Capital Funding 144A 6.071% 6/29/49	300,000	261,000
#HSBC Bank 144A 1.625% 8/12/13	2,300,000	2,309,711
ICICI Bank
5.50% 3/25/15	2,100,000	2,207,134
#144A 5.50% 3/25/15	2,000,000	2,102,032
JPMorgan Chase
3.15% 7/5/16	225,000	226,637
4.40% 7/22/20	90,000	88,333
JPMorgan Chase Capital XXV 6.80% 10/1/37	1,488,000	1,476,275
KeyBank 6.95% 2/1/28	1,220,000	1,349,686
KeyCorp 5.10% 3/24/21	620,000	632,670
Korea Development Bank 8.00% 1/23/14	1,200,000	1,366,648
•*Lloyds TSB Bank 2.624% 1/24/14	2,300,000	2,333,718
Morgan Stanley 7.30% 5/13/19	3,000,000	3,407,252
•National City Bank 0.622% 6/7/17	325,000	304,940
•#Nordea Bank 144A 1.181% 1/14/14	3,000,000	3,028,524
PNC Bank 6.875% 4/1/18	1,415,000	1,670,083
PNC Funding
5.25% 11/15/15	150,000	163,602
5.625% 2/1/17	195,000	214,975
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49	1,600,000	1,392,224
•#Rabobank 144A 11.00% 12/29/49	1,160,000	1,484,460
•SunTrust Bank 0.548% 8/24/15	505,000	477,938
•SunTrust Capital VIII 6.10% 12/15/36	1,260,000	1,238,731
SVB Financial Group 5.375% 9/15/20	190,000	191,259
UBS
2.25% 1/28/14	1,900,000	1,921,058
5.875% 12/20/17	2,000,000	2,196,906
US Bank 4.95% 10/30/14	1,000,000	1,095,027
•USB Capital IX 3.50% 10/29/49	2,155,000	1,783,887
•Wachovia 0.648% 10/15/16	255,000	244,964
Wachovia Bank 5.60% 3/15/16	595,000	644,793
*Wells Fargo 4.60% 4/1/21	830,000	836,235
Wells Fargo Bank 4.75% 2/9/15	250,000	267,618
•Wells Fargo Capital XIII 7.70% 12/29/49	1,860,000	1,906,500
Zions Bancorp 7.75% 9/23/14	150,000	164,586
		90,068,056
Basic Industry – 3.80%
*AK Steel 7.625% 5/15/20	305,000	314,150
Alcoa
5.40% 4/15/21	165,000	165,821
6.75% 7/15/18	1,560,000	1,727,681
#Algoma Acquisition 144A 9.875% 6/15/15	249,000	232,815
ArcelorMittal
5.50% 3/1/21	735,000	737,514
9.85% 6/1/19	1,285,000	1,631,392
#Barrick North America Finance 144A
4.40% 5/30/21	1,005,000	1,002,329
5.70% 5/30/41	390,000	379,934
Celulosa Arauco y Constitucion
5.00% 1/21/21	1,000,000	996,899
7.25% 7/29/19	1,100,000	1,259,591
•#Cemex 144A 5.246% 9/30/15	751,000	728,470
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20	100,000	99,500
#Cemex Finance 144A 9.50% 12/14/16	270,000	280,463
Century Aluminum 8.00% 5/15/14	279,000	289,811
CF Industries 7.125% 5/1/20	260,000	303,225
*#CODELCO 144A 3.75% 11/4/20	332,000	317,084
Compass Minerals International 8.00% 6/1/19	268,000	294,130
CSN Resources
6.50% 7/21/20	600,000	640,500
#144A 6.50% 7/21/20	3,400,000	3,629,500
Dow Chemical
*4.25% 11/15/20	1,062,000	1,040,422
8.55% 5/15/19	1,932,000	2,494,960
duPont (E.I.) deNemours 3.625% 1/15/21	1,130,000	1,099,058
#FMG Resources August 2006 144A 7.00% 11/1/15	275,000	281,875
Georgia-Pacific
8.00% 1/15/24	470,000	559,302
*#144A 5.40% 11/1/20	1,400,000	1,429,385
#144A 8.25% 5/1/16	108,000	122,477
*#Gerdau Trade 144A 5.75% 1/30/21	4,300,000	4,391,375
Hexion US Finance 8.875% 2/1/18	260,000	271,700
*International Paper 9.375% 5/15/19	1,180,000	1,509,088
#Lyondell Chemical 144A 8.00% 11/1/17	200,000	223,000

#MacDermid 144A 9.50% 4/15/17		251,000	262,295
*Momentive Performance Materials 11.50% 12/1/16		350,000	374,500
#Murray Energy 144A 10.25% 10/15/15		237,000	250,035
#Nalco 144A 6.625% 1/15/19		135,000	139,050
#Nortek 144A 8.50% 4/15/21		325,000	302,250
Novelis 8.75% 12/15/20		770,000	835,450
*Ply Gem Industries 13.125% 7/15/14		397,000	418,835
=@Port Townsend 12.431% 8/27/12		86,471	39,344
Reliance Steel & Aluminum 6.85% 11/15/36		175,000	174,479
Ryerson
•7.648% 11/1/14		127,000	125,730
12.00% 11/1/15		237,000	252,998
Smurfit Kappa Funding 7.75% 4/1/15		217,000	220,255
Southern Copper 7.50% 7/27/35		970,000	1,018,073
Steel Dynamics 7.75% 4/15/16		404,000	426,220
Teck Resources
6.25% 7/15/41		810,000	820,564
9.75% 5/15/14		431,000	522,053
Vale Overseas 6.875% 11/10/39		4,400,000	4,803,832
#Votorantim Cimentos 144A 7.25% 4/5/41		1,180,000	1,171,150
			40,610,564
Brokerage – 1.01%
Bear Stearns
•5.44% 12/7/12	AUD	2,130,000	2,263,508
7.25% 2/1/18	USD	2,000,000	2,378,162
E Trade Financial PIK 12.50% 11/30/17		370,000	434,750
Jefferies Group
6.25% 1/15/36		335,000	313,379
6.45% 6/8/27		1,146,000	1,149,251
Lazard Group 6.85% 6/15/17		1,087,000	1,200,263
Merrill Lynch
*5.45% 2/5/13		500,000	530,599
6.875% 4/25/18		2,325,000	2,575,951
			10,845,863
Capital Goods – 1.03%
Anixter 10.00% 3/15/14		101,000	115,393
Berry Plastics 9.75% 1/15/21		260,000	252,850
Case New Holland 7.75% 9/1/13		163,000	177,263
Casella Waste Systems 11.00% 7/15/14		6,000	6,705
Graham Packaging 8.25% 10/1/18		75,000	83,813
#Meccanica Holdings USA 144A 6.25% 7/15/19		1,305,000	1,394,566
#Plastipak Holdings 144A 10.625% 8/15/19		201,000	227,130
Pregis 12.375% 10/15/13		262,000	261,018
*RBS Global/Rexnord 11.75% 8/1/16		212,000	225,250
Republic Services
4.75% 5/15/23		685,000	681,698
5.25% 11/15/21		355,000	375,835
TriMas 9.75% 12/15/17		173,000	190,300
Tyco Electronics Group 6.00% 10/1/12		4,500,000	4,772,996
*Tyco International Finance 3.75% 1/15/18		2,200,000	2,225,196
			10,990,013
Communications – 3.82%
#Affinion Group 144A 7.875% 12/15/18		315,000	296,100
America Movil 5.00% 3/30/20		720,000	754,703
AT&T 4.45% 5/15/21		1,435,000	1,463,257
CenturyLink 6.45% 6/15/21		720,000	713,058
#Charter Communications Operating 144A 10.875% 9/15/14		360,000	397,800
Citizens Communications 6.25% 1/15/13		78,000	81,803
#Clear Channel Communications 144A 9.00% 3/1/21		150,000	144,375
#Clearwire Communications 144A 12.00% 12/1/15		887,000	953,581
#Columbus International 144A 11.50% 11/20/14		460,000	524,975
Comcast 5.70% 5/15/18		1,000,000	1,117,360
*Cricket Communications 7.75% 10/15/20		625,000	614,063
Crown Castle International 9.00% 1/15/15		80,000	87,200
#Crown Castle Towers 144A 4.883% 8/15/20		1,920,000	1,934,158
CSC Holdings 6.75% 4/15/12		1,000	1,031
Deutsche Telekom International Finance 4.25% 7/13/22	EUR	850,000	1,199,721
#Digicel 144A 8.25% 9/1/17	USD	100,000	104,250
#Digicel Group 144A 8.875% 1/15/15		170,000	174,675
DIRECTV Holdings 5.00% 3/1/21		1,040,000	1,079,227
Discovery Communications 4.375% 6/15/21		1,375,000	1,364,263
DISH DBS
7.875% 9/1/19		268,000	290,445
#144A 6.75% 6/1/21		153,000	157,590
Entravision Communications 8.75% 8/1/17		120,000	124,800
Global Crossing 12.00% 9/15/15		303,000	354,510
Historic TW 6.875% 6/15/18		1,080,000	1,265,623
Hughes Network Systems 9.50% 4/15/14		244,000	250,710

Intelsat Bermuda
11.25% 2/4/17		420,000	452,025
PIK 11.50% 2/4/17		410	442
#Intelsat Bermuda PIK 144A 11.50% 2/4/17		105,000	113,138
Intelsat Jackson Holdings
11.25% 6/15/16		156,000	165,750
#144A 7.25% 10/15/20		195,000	194,513
Lamar Media
6.625% 8/15/15		140,000	142,450
*6.625% 8/15/15		209,000	213,180
Level 3 Financing
9.25% 11/1/14		40,000	41,350
*10.00% 2/1/18		213,000	229,774
LIN Television 6.50% 5/15/13		52,000	52,325
*MetroPCS Wireless 6.625% 11/15/20		150,000	148,875
#MTS International Funding 144A 8.625% 6/22/20		203,000	232,689
#NBC Universal 144A 4.375% 4/1/21		875,000	867,557
Nielsen Finance
11.50% 5/1/16		130,000	152,750
11.625% 2/1/14		82,000	96,145
NII Capital 10.00% 8/15/16		316,000	368,140
PAETEC Holding
8.875% 6/30/17		157,000	165,635
9.50% 7/15/15		268,000	279,390
Qwest 8.375% 5/1/16		1,990,000	2,358,149
#Sinclair Television Group 144A 9.25% 11/1/17		216,000	238,140
#Sirius XM Radio 144A 8.75% 4/1/15		250,000	276,875
Sprint Capital 8.75% 3/15/32		397,000	431,738
Telecom Italia Capital
5.25% 10/1/15		1,075,000	1,118,654
6.999% 6/4/18		360,000	394,269
Telefonica Emisiones
5.462% 2/16/21		195,000	198,327
6.421% 6/20/16		815,000	910,956
Telesat Canada
11.00% 11/1/15		547,000	601,016
12.50% 11/1/17		85,000	102,425
Time Warner 4.75% 3/29/21		320,000	326,152
Time Warner Cable
6.75% 7/1/18		1,500,000	1,742,009
8.25% 4/1/19		1,080,000	1,348,986
#UPC Holding 144A 9.875% 4/15/18		170,000	189,550
*#UPCB Finance III 144A 6.625% 7/1/20		520,000	516,100
Verizon Communications 8.75% 11/1/18		3,600,000	4,690,648
Videotron 6.375% 12/15/15		90,000	93,263
#VimpelCom Holdings 144A
•4.246% 6/29/14		430,000	433,225
7.504% 3/1/22		207,000	208,242
*Virgin Media Finance 8.375% 10/15/19		200,000	224,000
Virgin Media Secured Finance
6.50% 1/15/18		1,970,000	2,169,462
#144A 5.25% 1/15/21		500,000	533,459
#Vivendi 144A 6.625% 4/4/18		1,275,000	1,444,324
#West 144A 7.875% 1/15/19		100,000	97,250
#Wind Acquisition Finance 144A 11.75% 7/15/17		360,000	409,500
Windstream
7.875% 11/1/17		3,000	3,199
8.125% 8/1/13		103,000	112,270
#XM Satellite Radio 144A 13.00% 8/1/13		220,000	259,050
			40,796,644
Consumer Cyclical – 2.61%
#Allison Transmission 144A 11.00% 11/1/15		354,000	378,780
*American Axle & Manufacturing 7.875% 3/1/17		419,000	421,095
#Ameristar Casinos 144A 7.50% 4/15/21		285,000	295,331
ArvinMeritor 8.125% 9/15/15		443,000	464,043
#Beazer Homes USA 144A 9.125% 5/15/19		160,000	138,400
#Chrysler Group 144A 8.25% 6/15/21		305,000	300,425
*CKE Restaurants 11.375% 7/15/18		260,000	285,350
CVS Caremark 5.75% 5/15/41		1,165,000	1,149,507
Daimler International Finance 7.75% 3/26/12	EUR	3,100,000	4,669,485
Dave & Buster's 11.00% 6/1/18	USD	75,000	80,625
#Delphi 144A 6.125% 5/15/21		545,000	540,913
*#Dunkin Finance 144A 9.625% 12/1/18		179,000	181,459
#Equinox Holdings 144A 9.50% 2/1/16		40,000	42,200
Family Dollar Stores 5.00% 2/1/21		500,000	491,260
*Ford Motor 7.45% 7/16/31		655,000	745,807
Ford Motor Credit
*5.00% 5/15/18		925,000	924,149
8.00% 6/1/14		300,000	329,327
*8.70% 10/1/14		3,800,000	4,263,561
12.00% 5/15/15		480,000	595,733

*Goodyear Tire & Rubber 8.25% 8/15/20	190,000	206,150
*Hanesbrands 6.375% 12/15/20	740,000	721,500
*Harrah's Operating 10.00% 12/15/18	564,000	511,830
Ingles Markets 8.875% 5/15/17	196,000	210,700
*K Hovnanian Enterprises 10.625% 10/15/16	162,000	162,405
*Levi Strauss 7.625% 5/15/20	100,000	100,500
M/I Homes 8.625% 11/15/18	225,000	222,469
Macy's Retail Holdings 5.90% 12/1/16	763,000	860,331
*#Marina District Finance 144A 9.875% 8/15/18	200,000	208,500
*MGM MIRAGE 11.375% 3/1/18	679,000	765,573
Mobile Mini 6.875% 5/1/15	161,000	164,623
Mohawk Industries 6.875% 1/15/16	146,000	159,505
*New Albertsons 7.25% 5/1/13	66,000	67,815
Norcraft
10.50% 12/15/15	154,000	157,080
#144A 10.50% 12/15/15	190,000	193,800
*OSI Restaurant Partners 10.00% 6/15/15	159,000	167,745
#Pinafore 144A 9.00% 10/1/18	305,000	330,163
*Pinnacle Entertainment 8.75% 5/15/20	415,000	436,788
Quiksilver 6.875% 4/15/15	325,000	317,688
Royal Caribbean Cruises 7.00% 6/15/13	250,000	268,125
Ryland Group 8.40% 5/15/17	172,000	187,910
Sally Holdings 10.50% 11/15/16	229,000	245,603
#Sealy Mattress 144A 10.875% 4/15/16	59,000	65,785
Standard Pacific 10.75% 9/15/16	248,000	282,100
Tops Markets 10.125% 10/15/15	117,000	124,751
#Volkswagen International Finance 144A 1.625% 8/12/13	2,800,000	2,820,520
Whirlpool 4.85% 6/15/21	865,000	857,289
Wyndham Worldwide
5.625% 3/1/21	450,000	449,698
*5.75% 2/1/18	275,000	284,349
Wynn Las Vegas 7.75% 8/15/20	60,000	65,475
		27,914,220
Consumer Non-Cyclical – 4.05%
Accellent 8.375% 2/1/17	150,000	155,813
Altria Group 9.70% 11/10/18	1,000,000	1,315,951
Amgen
3.45% 10/1/20	1,600,000	1,528,595
4.10% 6/15/21	220,000	218,706
#AMGH Merger Sub 144A 9.25% 10/10/19	225,000	238,500
Anheuser-Busch InBev Worldwide
•0.824% 1/27/14	3,800,000	3,816,537
5.00% 3/1/19	490,000	531,453
5.375% 11/15/14	1,180,000	1,318,772
*5.375% 1/15/20	1,000,000	1,103,501
#Ashtead Capital 144A 9.00% 8/15/16	200,000	209,500
Biomet
11.625% 10/15/17	204,000	226,950
*PIK 10.375% 10/15/17	158,000	174,985
Bio-Rad Laboratories
4.875% 12/15/20	1,085,000	1,108,796
*8.00% 9/15/16	146,000	162,790
#Blue Merger Sub 144A 7.625% 2/15/19	445,000	451,675
#Brambles USA 144A
3.95% 4/1/15	1,660,000	1,713,794
5.35% 4/1/20	320,000	328,187
#Bumble Bee Acquisition 144A 9.00% 12/15/17	450,000	454,500
CareFusion 6.375% 8/1/19	2,085,000	2,357,096
Celgene
2.45% 10/15/15	330,000	328,360
3.95% 10/15/20	1,460,000	1,412,057
Coca-Cola Enterprises
3.50% 9/15/20	270,000	259,027
4.50% 9/1/21	930,000	958,717
Community Health Systems 8.875% 7/15/15	180,000	185,850
Corrections Corp. of America 7.75% 6/1/17	354,000	387,188
Covidien International Finance 4.20% 6/15/20	1,875,000	1,913,813
Delhaize Group
5.70% 10/1/40	438,000	408,891
6.50% 6/15/17	85,000	98,117
#DJO Finance 144A 9.75% 10/15/17	100,000	102,000
#Dole Food 144A 8.00% 10/1/16	123,000	129,458
Express Scripts 3.125% 5/15/16	1,055,000	1,062,691
*#Geo Group 144A 6.625% 2/15/21	145,000	144,638
*#HCA Holdings 144A 7.75% 5/15/21	445,000	463,913

HCA PIK 9.625% 11/15/16	59,000	62,909
Hospira 6.40% 5/15/15	1,795,000	2,041,212
Jarden
*6.125% 11/15/22	215,000	214,194
7.50% 1/15/20	30,000	31,350
*Kraft Foods 6.125% 8/23/18	950,000	1,091,064
Laboratory Corp. of America Holdings 4.625% 11/15/20	295,000	300,167
McKesson 4.75% 3/1/21	985,000	1,024,088
Medco Health Solutions
4.125% 9/15/20	1,605,000	1,550,273
7.125% 3/15/18	520,000	608,448
*Merck 3.875% 1/15/21	740,000	736,027
#Mylan 144A 6.00% 11/15/18	315,000	321,694
#NBTY 144A 9.00% 10/1/18	385,000	408,100
#Pernod-Ricard 144A 5.75% 4/7/21	1,125,000	1,180,189
PHH 9.25% 3/1/16	860,000	944,925
Quest Diagnostics
4.70% 4/1/21	1,480,000	1,517,932
*4.75% 1/30/20	135,000	139,860
RadNet Management 10.375% 4/1/18	125,000	128,438
#Reynolds Group Issuer 144A 9.00% 4/15/19	730,000	724,525
RSC Equipment Rental 10.25% 11/15/19	278,000	305,800
#Scotts Miracle-Gro 144A 6.625% 12/15/20	125,000	128,438
Smithfield Foods 10.00% 7/15/14	63,000	73,395
Tyson Foods 10.50% 3/1/14	213,000	254,003
#Viskase 144A 9.875% 1/15/18	322,000	337,295
#Woolworths 144A 4.55% 4/12/21	720,000	724,870
Yale University 2.90% 10/15/14	1,115,000	1,175,551
Yankee Candle 9.75% 2/15/17	258,000	272,835
Zimmer Holdings 4.625% 11/30/19	1,640,000	1,726,330
		43,294,733
Electric – 2.96%
AES
7.75% 3/1/14	29,000	31,465
8.00% 6/1/20	133,000	142,310
Ameren Illinois 9.75% 11/15/18	2,195,000	2,888,359
#American Transmission Systems 144A 5.25% 1/15/22	1,225,000	1,303,139
*Appalachian Power 7.95% 1/15/20	1,000,000	1,255,508
#Calpine 144A 7.875% 7/31/20	225,000	236,250
CMS Energy
4.25% 9/30/15	1,465,000	1,514,154
6.25% 2/1/20	270,000	288,668
Commonwealth Edison
4.00% 8/1/20	215,000	213,331
5.80% 3/15/18	400,000	449,038
Duke Energy Carolinas 3.90% 6/15/21	570,000	570,785
Duquense Light Holdings 5.50% 8/15/15	756,000	788,583
Elwood Energy 8.159% 7/5/26	269,559	268,211
#Enel Finance International 144A
6.00% 10/7/39	490,000	444,181
6.25% 9/15/17	275,000	303,984
Entergy
3.625% 9/15/15	215,000	218,618
*5.125% 9/15/20	4,400,000	4,365,327
Florida Power 5.65% 6/15/18	280,000	319,903
GenOn Energy
*9.50% 10/15/18	105,000	109,725
9.875% 10/15/20	160,000	168,000
Great Plains Energy 4.85% 6/1/21	975,000	980,032
*#Ipalco Enterprises 144A 5.00% 5/1/18	405,000	396,638
Jersey Central Power & Light
5.625% 5/1/16	80,000	89,958
*7.35% 2/1/19	1,000,000	1,215,938
*Mirant Americas 8.50% 10/1/21	305,000	314,150
Nisource Finance
5.45% 9/15/20	170,000	179,376
6.40% 3/15/18	620,000	703,330
6.80% 1/15/19	1,060,000	1,232,070
#NRG Energy 144A 7.875% 5/15/21	190,000	190,000
@#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	583,555
Pennsylvania Electric 5.20% 4/1/20	1,105,000	1,165,756
PPL Electric Utilities 7.125% 11/30/13	435,000	493,899
Public Service Oklahoma 5.15% 12/1/19	1,170,000	1,245,153
Puget Energy
6.50% 12/15/20	3,300,000	3,413,906
#144A 6.00% 9/1/21	535,000	537,573
•Puget Sound Energy 6.974% 6/1/67	900,000	897,718
Southern California Edison 5.50% 8/15/18	1,250,000	1,424,379

•Wisconsin Energy 6.25% 5/15/67	675,000	680,043
		31,623,013
Energy – 2.61%
Antero Resources Finance 9.375% 12/1/17	122,000	131,760
Berry Petroleum 10.25% 6/1/14	227,000	260,483
BP Capital Markets
2.375% 12/14/11	300,000	302,503
2.75% 2/27/12	100,000	101,402
3.625% 5/8/14	500,000	525,917
4.75% 3/10/19	160,000	169,017
Chesapeake Energy
6.125% 2/15/21	220,000	223,025
6.625% 8/15/20	7,000	7,403
6.875% 11/15/20	8,000	8,490
9.50% 2/15/15	45,000	52,425
#CNOOC Finance 2011 144A 4.25% 1/26/21	1,267,000	1,244,919
Complete Production Services 8.00% 12/15/16	301,000	316,050
Comstock Resources 7.75% 4/1/19	65,000	65,569
Ecopetrol 7.625% 7/23/19	892,000	1,072,630
#ENI 144A 4.15% 10/1/20	1,085,000	1,033,358
Forest Oil 7.25% 6/15/19	207,000	212,175
Gazprom
10.50% 3/25/14	1,500,000	1,792,200
#144A 8.146% 4/11/18	100,000	118,125
Headwaters 7.625% 4/1/19	375,000	343,125
#Helix Energy Solutions Group 144A 9.50% 1/15/16	639,000	661,365
*#Hercules Offshore 144A 10.50% 10/15/17	289,000	303,450
#Hilcorp Energy I 144A
7.625% 4/15/21	135,000	141,750
7.75% 11/1/15	150,000	155,250
Holly 9.875% 6/15/17	217,000	243,040
#IPIC GMTN 144A 5.00% 11/15/20	736,000	732,320
Linn Energy
8.625% 4/15/20	125,000	136,250
#144A 6.50% 5/15/19	70,000	69,475
#NFR Energy Finance 144A 9.75% 2/15/17	205,000	199,875
Noble Energy 8.25% 3/1/19	1,180,000	1,511,034
Pemex Project Funding Master Trust 6.625% 6/15/35	440,000	465,971
*#Pertamina Persero 144A 5.25% 5/23/21	380,000	384,560
Petrobras International Finance
3.875% 1/27/16	306,000	313,135
5.375% 1/27/21	1,115,000	1,150,467
5.75% 1/20/20	702,000	752,372
5.875% 3/1/18	45,000	48,644
Petrohawk Energy 7.25% 8/15/18	380,000	391,875
Petroleum Development 12.00% 2/15/18	167,000	186,205
Pride International 6.875% 8/15/20	2,575,000	3,001,100
Quicksilver Resources 7.125% 4/1/16	162,000	160,380
Range Resources
*5.75% 6/1/21	95,000	93,575
8.00% 5/15/19	282,000	307,380
#SandRidge Energy 144A 9.875% 5/15/16	396,000	436,590
TNK-BP Finance 7.50% 3/13/13	3,000,000	3,255,000
Transocean 6.50% 11/15/20	2,025,000	2,268,467
Weatherford International 9.625% 3/1/19	795,000	1,028,166
#Woodside Finance 144A
8.125% 3/1/14	320,000	370,877
8.75% 3/1/19	890,000	1,126,373
		27,875,522
Finance Companies – 2.53%
#ABB Treasury Center USA 144A 4.00% 6/15/21	610,000	598,552
American Express 7.00% 3/19/18	7,900,000	9,309,738
#BM&FBovespa 144A 5.50% 7/16/20	200,000	208,100
#CDP Financial 144A
4.40% 11/25/19	1,260,000	1,292,579
5.60% 11/25/39	880,000	906,132
FTI Consulting
6.75% 10/1/20	230,000	233,450
7.75% 10/1/16	5,000	5,250
#FUEL Trust 144A 3.984% 6/15/16	485,000	481,594
General Electric Capital
4.375% 9/16/20	340,000	336,733
5.30% 2/11/21	720,000	750,599
6.00% 8/7/19	2,245,000	2,489,826
International Lease Finance
•0.635% 7/1/11	100,000	100,000
4.75% 1/13/12	300,000	304,875
6.25% 5/15/19	565,000	552,886
*8.25% 12/15/20	180,000	194,850
8.75% 3/15/17	495,000	542,644

Nuveen Investments
10.50% 11/15/15	354,000	363,735
#144A 10.50% 11/15/15	185,000	188,238
SLM
5.375% 5/15/14	1,400,000	1,458,544
6.25% 1/25/16	1,300,000	1,350,079
•#SSIF Nevada 144A 0.981% 4/14/14	900,000	900,745
@#Stone Street Trust 144A 5.902% 12/15/15	2,300,000	2,412,010
Waha Aerospace 3.925% 7/28/20	1,995,000	2,024,925
		27,006,084
Insurance – 1.30%
American International Group
8.25% 8/15/18	3,120,000	3,585,275
#144A 3.75% 11/30/13	600,000	614,252
•Chubb 6.375% 3/29/67	820,000	852,800
Coventry Health Care 5.45% 6/15/21	840,000	861,139
•Genworth Financial 6.15% 11/15/66	205,000	150,163
#Health Care Services 144A 4.70% 1/15/21	305,000	313,632
#Highmark 144A
4.75% 5/15/21	440,000	437,469
6.125% 5/15/41	150,000	148,832
•*#ILFC E-Capital Trust I 144A 5.74% 12/21/65	100,000	82,119
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	405,000	346,275
•ING Groep 5.775% 12/29/49	425,000	393,125
•#Liberty Mutual Group 144A 7.00% 3/15/37	180,000	172,188
MetLife 6.817% 8/15/18	500,000	586,271
#MetLife Capital Trust IV 144A 7.875% 12/15/37	300,000	314,912
#MetLife Capital Trust X 144A 9.25% 4/8/38	1,100,000	1,347,499
#Multiplan 144A 9.875% 9/1/18	280,000	298,900
@#NLV Financial 144A 6.50% 3/15/35	385,000	308,795
Prudential Financial
3.875% 1/14/15	290,000	302,944
4.50% 11/15/20	345,000	343,342
6.00% 12/1/17	540,000	606,869
•#Symetra Financial 144A 8.30% 10/15/37	515,000	534,313
=@#‡wTwin Reefs Pass Through Trust 144A 4.058% 12/31/49	300,000	0
•XL Group 6.50% 12/29/49	275,000	255,063
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	500,000	512,500
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32	500,000	506,788
		13,875,465
Natural Gas – 2.46%
AmeriGas Partners
6.50% 5/20/21	170,000	171,913
7.125% 5/20/16	66,000	68,310
CenterPoint Energy 5.95% 2/1/17	690,000	773,295
Copano Energy 7.75% 6/1/18	218,000	225,630
El Paso
6.875% 6/15/14	88,000	98,774
7.00% 6/15/17	240,000	272,730
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	123,000	123,229
El Paso Pipeline Partners Operating 6.50% 4/1/20	585,000	657,803
•*Enbridge Energy 8.05% 10/1/37	1,090,000	1,184,046
Energy Transfer Partners
*4.65% 6/1/21	1,485,000	1,455,668
9.70% 3/15/19	2,065,000	2,642,668
Enterprise Products Operating
•7.034% 1/15/68	1,360,000	1,431,567
9.75% 1/31/14	1,005,000	1,200,451
#Inergy Finance 144A 6.875% 8/1/21	125,000	125,156
Kinder Morgan Energy Partners
5.95% 2/15/18	1,000,000	1,115,713
9.00% 2/1/19	1,350,000	1,733,693
#NGPL PipeCo 144A 6.514% 12/15/12	2,000,000	2,103,913
Plains All American Pipeline 8.75% 5/1/19	1,365,000	1,719,743
@Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	2,765,100	2,958,657
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	336,200	367,299
#Rockies Express Pipeline 144A
6.25% 7/15/13	1,000,000	1,073,612
6.85% 7/15/18	500,000	561,409
Sempra Energy 6.15% 6/15/18	955,000	1,088,725
TC Pipelines 4.65% 6/15/21	550,000	548,126
•TransCanada Pipelines 6.35% 5/15/67	1,800,000	1,811,666
Williams
7.75% 6/15/31	315,000	368,663
8.75% 3/15/32	320,000	407,979
		26,290,438

Real Estate – 1.35%
Brandywine Operating Partnership 4.95% 4/15/18	755,000	766,521
Developers Diversified Realty
*4.75% 4/15/18	310,000	306,021
7.50% 4/1/17	625,000	708,609
7.875% 9/1/20	631,000	724,693
9.625% 3/15/16	145,000	175,131
Digital Realty Trust
*5.25% 3/15/21	950,000	946,847
5.875% 2/1/20	425,000	446,324
HCP 5.375% 2/1/21	2,300,000	2,376,709
Health Care REIT 5.25% 1/15/22	1,235,000	1,232,720
*Host Hotels & Resorts
6.00% 11/1/20	375,000	377,813
#144A 5.875% 6/15/19	295,000	296,844
Host Marriott 6.375% 3/15/15	245,000	251,125
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,153,024
#144A 5.00% 7/21/20	486,000	500,580
Regency Centers
4.80% 4/15/21	420,000	424,316
5.875% 6/15/17	285,000	316,310
UDR 4.25% 6/1/18	425,000	422,766
Ventas Realty
4.75% 6/1/21	875,000	855,802
*6.50% 6/1/16	120,000	124,090
#WEA Finance 144A 4.625% 5/10/21	1,040,000	1,011,244
		14,417,489
Technology – 1.10%
Amkor Technology 7.375% 5/1/18	125,000	127,656
Avaya
9.75% 11/1/15	300,000	307,500
#144A 7.00% 4/1/19	500,000	486,250
PIK 10.125% 11/1/15	120,000	123,900
Fidelity National Information Services 7.875% 7/15/20	75,000	79,969
First Data
9.875% 9/24/15	495,000	511,088
*11.25% 3/31/16	160,000	158,400
GXS Worldwide 9.75% 6/15/15	514,000	522,995
Hewlett-Packard 4.30% 6/1/21	2,490,000	2,519,386
Jabil Circuit 7.75% 7/15/16	82,000	91,225
National Semiconductor 6.60% 6/15/17	1,395,000	1,643,897
NXP Funding 9.50% 10/15/15	365,000	387,813
#Seagate Technology International 144A 10.00% 5/1/14	580,000	675,700
#Unisys 144A 12.75% 10/15/14	110,000	128,700
Symantec 4.20% 9/15/20	2,585,000	2,490,584
#Telcordia Technologies 144A 11.00% 5/1/18	120,000	152,100
*Xerox 4.50% 5/15/21	1,375,000	1,362,741
		11,769,904
Transportation – 0.85%
wAmerican Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21	600,000	586,500
Burlington Northern Santa Fe
4.70% 10/1/19	615,000	653,617
5.65% 5/1/17	380,000	432,277
5.75% 3/15/18	60,000	68,130
wContinental Airlines 2009-2 Class A Pass Through Trust 7.25% 10/10/19	856,725	923,121
CSX
4.25% 6/1/21	845,000	842,729
5.50% 4/15/41	160,000	156,681
wDelta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22	392,449	408,147
wDelta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18	494,146	514,861
#ERAC USA Finance 144A 5.25% 10/1/20	1,365,000	1,450,500
Kansas City Southern Railway 13.00% 12/15/13	2,000	2,335
@Northwest Airlines 10.00% 2/1/12	65,000	494
Russian Railways 5.739% 4/3/17	1,000,000	1,066,250
Ryder System 3.50% 6/1/17	880,000	888,777
wUAL 2009-1 Pass Through Trust 10.40% 11/1/16	454,560	515,335
wUAL 2009-2A Pass Through Trust 9.75% 1/15/17	276,856	316,307
#United Air Lines 144A 12.00% 11/1/13	282,000	303,855
		9,129,916
Total Corporate Bonds (cost $414,479,462)		426,507,924

Municipal Bonds – 0.71%
Bay Area California Toll Authority
6.918% 4/1/40	800,000	875,384
7.043% 4/1/50	3,000,000	3,293,281
California State 7.30% 10/1/39	200,000	224,490
Los Angeles, California Community College District Revenue Build America Bond 6.60% 8/1/42	800,000	895,392

New York City Transitional Finance Authority 5.508% 8/1/37		700,000	715,421
New York State Urban Development 5.77% 3/15/39		800,000	832,792
Oregon State Taxable Pension 5.892% 6/1/27		65,000	69,629
•§Puerto Rico Sales Tax Financing 1st Subordinate Series B 5.00% 8/1/39-11		585,000	587,439
Sacramento County, California Public Finance Authority Revenue
(Housing Tax County Project) Series B 5.18% 12/1/13 (NATL-RE) (FGIC)		60,000	60,917
Total Municipal Bonds (cost $7,083,221)			7,554,745

Non-Agency Asset-Backed Securities – 1.14%
•Ally Master Owner Trust Series 2011-1 A1 1.057% 1/15/16		730,000	733,169
•American Express Credit Account Master Trust Series 2010-1 B 0.787% 11/16/15		405,000	405,518
#Avis Budget Rental Car Funding AESOP 144A Series 2011-2A A 2.37% 11/20/14		465,000	468,063
•Bank of America Credit Card Trust
Series 2006-A12 A12 0.207% 3/15/14		1,000,000	999,456
Series 2008-A5 A5 1.387% 12/16/13		1,245,000	1,245,561
Capital Auto Receivables Asset Trust Series 2008-1 A3A 3.86% 8/15/12		34,302	34,378
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		685,000	795,890
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32		24,847	24,846
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		208,858	209,972
Series 2010-VT1A A3 2.41% 5/15/13		350,000	351,999
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.837% 7/15/13		460,000	459,972
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		900,000	891,149
Series 2006-3 A5 5.948% 11/25/36		900,000	724,532
•Countrywide Asset-Backed Certificates Series 2006-11 1AF6 5.891% 9/25/46		1,332,463	829,232
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		450,000	515,484
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	340,000	356,605
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.737% 9/15/14	USD	385,000	390,213
Harley-Davidson Motorcycle Trust
Series 2008-1 A4 4.90% 12/15/13		529,774	541,057
Series 2009-4 A3 1.87% 2/17/14		182,287	183,051
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.236% 10/25/36		100,700	75,972
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.537% 10/15/14		520,000	523,107
•Merrill Auto Trust Securitization Series 2007-1 A4 0.247% 12/15/13		62,769	62,761
•Residential Asset Securities Series 2006-EMX1 A2 0.416% 1/25/36		314,933	285,285
•SLM Student Loan Trust Series 2005-4 A2 0.354% 4/26/21		676,498	674,436
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		334,163	336,251
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28		73,024	77,361
Total Non-Agency Asset-Backed Securities (cost $12,530,921)			12,195,320

Non-Agency Collateralized Mortgage Obligations – 5.46%
•ARM Trust
Series 2004-5 3A1 4.796% 4/25/35		3,134,019	2,837,058
Series 2005-10 3A11 5.247% 1/25/36		386,185	326,342
Series 2005-10 3A31 5.247% 1/25/36		1,145,000	928,087
Series 2006-2 1A4 5.489% 5/25/36		1,440,000	1,049,208
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		1,473	1,440
Series 2005-3 2A1 5.50% 4/25/20		80,478	78,086
Series 2005-6 7A1 5.50% 7/25/20		256,907	242,440
Series 2005-9 5A1 5.50% 10/25/20		238,228	224,601
Bank of America Funding Securities Series 2006-5 2A10 5.75% 9/25/36		981,074	982,420
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18		122,175	126,764
•Series 2005-A1 3A1 5.243% 12/25/35		458,120	417,955
•Chaseflex Trust Series 2006-1 A4 6.23% 6/25/36		420,000	326,413
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		109,279	110,091
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.08% 8/25/34		122,026	125,151
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33		213,656	215,954
Series 2004-1T1 A2 5.50% 2/25/34		39,906	40,037
Series 2004-14T2 A6 5.50% 8/25/34		203,589	204,050
Series 2004-J1 1A1 6.00% 2/25/34		6,700	6,877
Series 2004-J2 7A1 6.00% 12/25/33		7,375	7,356
Series 2008-2R 3A1 6.00% 8/25/37		3,565,586	2,985,622
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.80% 5/25/33		5,225	4,755
Series 2006-1 A2 6.00% 3/25/36		251,442	209,387
•Series 2006-HYB1 3A1 2.781% 3/20/36		388,593	233,349
Series 2007-4 1A1 6.00% 5/25/37		4,402,010	3,473,362
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		3,638	3,805
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35		5,731,790	4,907,324
Series 2007-1 5A14 6.00% 2/25/37		954,469	817,687
•Series 2007-3 4A6 0.436% 4/25/37		2,064,291	1,767,182
•@Series 2007-3 4A12 6.564% 4/25/37		2,150,630	240,187
Series 2007-3 4A15 5.50% 4/25/37		791,276	705,941
Series 2007-5 3A19 6.00% 8/25/37		1,571,958	1,376,017
Series 2007-5 10A2 6.00% 4/25/29		664,109	637,628

•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.233% 6/26/35		1,720,000	1,647,758
•First Horizon Asset Securities Series 2005-AR2 2A1 2.738% 6/25/35		399,651	328,594
GMAC Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36		631,749	600,473
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		16,008	16,972
•Series 1999-3 A 8.00% 8/19/29		25,415	25,617
Series 2005-RP1 1A3 8.00% 1/25/35		262,076	262,379
Series 2005-RP1 1A4 8.50% 1/25/35		111,911	109,290
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.019% 1/25/36		237,949	212,043
•Indymac INDA Mortgage Loan Trust Series 2006-AR1 A1 5.612% 8/25/36		565,976	527,227
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.372% 10/25/36		1,590,000	1,257,777
Series 2006-A7 2A2 5.518% 1/25/37		364,750	268,387
Series 2007-A1 6A1 4.692% 7/25/35		1,145,463	1,049,816
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		54,122	52,641
Series 2007-10 2A2 6.50% 1/25/38		5,251,226	4,474,523
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33		4,170	3,968
Series 2005-6 7A1 5.383% 6/25/35		140,864	125,715
Series 2006-2 4A1 4.983% 2/25/36		37,209	34,473
MASTR Alternative Loans Trust
Series 2004-3 8A1 7.00% 4/25/34		6,371	6,075
Series 2004-5 6A1 7.00% 6/25/34		102,314	100,755
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33		244,608	252,643
Series 2004-4 2A1 5.00% 4/25/34		1,220	1,220
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		110,850	112,742
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		110,390	109,875
•Merrill Lynch Mortgage Investors Series 2005-A5 A2 2.624% 6/25/35		460,000	409,057
•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36		4,718,525	4,162,715
Residential Accredit Loans Series 2004-QS2 CB 5.75% 2/25/34		81,768	82,409
Residential Funding Mortgage Securities I Series 2004-S9 2A1 4.75% 12/25/19		759,807	770,816
•Sequoia Mortgage Trust Series 2007-1 4A1 5.40% 9/20/46		2,081,256	1,721,051
•Structured ARM Loan Trust
Series 2005-22 1A4 2.542% 12/25/35		2,087,685	818,400
Series 2006-1 7A4 5.585% 2/25/36		1,305,000	799,329
Series 2006-5 5A4 5.394% 6/25/36		11,737	2,713
Structured Asset Securities Series 2005-6 4A1 5.00% 5/25/35		222,346	218,713
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		87,433	54,855
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		145,796	152,334
•Series 2005-AR16 1A3 2.59% 12/25/35		1,225,000	930,560
•Series 2007-HY1 3A3 5.67% 2/25/37		850,000	708,195
•Series 2007-HY7 4A1 5.614% 7/25/37		1,950,917	1,660,732
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		55,534	50,660
•Series 2005-AR13 A1 5.254% 5/25/35		1,078,814	1,038,431
Series 2006-2 3A1 5.75% 3/25/36		374,496	361,388
Series 2006-3 A1 5.50% 3/25/36		386,247	385,362
Series 2006-3 A11 5.50% 3/25/36		299,639	295,778
Series 2006-4 1A8 5.75% 4/25/36		17,707	17,770
Series 2006-6 1A3 5.75% 5/25/36		481,025	461,127
•Series 2006-AR5 2A1 2.740% 4/25/36		156,657	126,848
•Series 2006-AR11 A6 5.195% 8/25/36		2,330,000	2,077,430
•Series 2006-AR17 A1 5.041% 10/25/36		1,455,712	1,141,706
•Series 2006-AR19 A1 5.454% 12/25/36		629,364	576,818
Series 2007-10 1A36 6.00% 7/25/37		1,688,527	1,564,341
Series 2007-13 A7 6.00% 9/25/37		344,008	329,991
Series 2007-13 A9 6.00% 9/25/37		536,750	262,417
Total Non-Agency Collateralized Mortgage Obligations (cost $61,113,020)			58,375,485

Regional Bonds – 0.51%Δ
Australia – 0.08%
New South Wales Treasury Inflation-Linked Bond 2.75% 11/20/25	AUD	717,000	828,692
			828,692
Canada – 0.43%
New Brunswick Province 2.75% 6/15/18	USD	965,000	953,312
Ontario Province
3.15% 12/15/17		770,000	786,587
4.40% 6/2/19	CAD	2,650,000	2,917,501
			4,657,400
Total Regional Bonds (cost $5,057,063)			5,486,092

Securities Sold Short – (1.16%)
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/41	USD	(10,000,000)	(10,792,190)
6.00% 8/1/41		(1,200,000)	(1,316,063)
6.50% 7/1/41		(5,755,000)	(277,386)
Total Securities Sold Short (proceeds $12,415,938)			(12,385,639)

«Senior Secured Loans – 1.98%
Affinion Group Tranche B 5.00% 10/7/16	157,214	157,214
Allied Security Holdings
Tranche B 5.00% 1/21/17	144,638	145,662
Tranche Loan 2L 8.50% 1/21/18	330,000	336,600
Anchor Glass Container 6.00% 2/3/16	300,802	303,308
API Technologies Tranche B 7.75% 6/1/16	325,000	318,500
Armored AutoGroup Tranche B 6.00% 11/5/16	204,488	205,063
Aspect Software Tranche B 6.25% 5/7/16	138,250	138,768
ATI Holdings 7.00% 3/12/16	200,961	199,705
Attachmate 6.50% 11/21/16	150,000	150,399
BNY ConvergEx Group 8.75% 11/29/17	340,000	346,800
Brickman Group Holdings Tranche B 7.25% 10/14/16	174,125	176,710
Brock Holdings III
10.50% 2/15/18	215,000	221,181
Tranche B 6.75% 2/15/17	109,725	110,456
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17	479,238	479,537
Calpine Tranche B 4.50% 3/1/18	15,000	14,872
Caesar’s Entertainment Operating
3.27% 1/28/15	195,000	176,099
Tranche B2 3.27% 1/28/15	70,000	63,215
Cengage Learning Acquisitions 7.50% 7/7/14	245,694	246,922
Charter Communications Operating Tranche B 8.50% 3/6/14	32,114	32,275
Chester Downs & Marina 12.375% 12/31/16	264,653	270,195
Chrysler Group 6.00% 4/28/17	400,000	391,530
CIT Group Tranche 3-DD 6.25% 8/11/15	2,000,000	2,014,709
CityCenter Holdings 7.50% 1/10/15	95,000	95,782
Clear Channel Communications Tranche B 3.84% 1/29/16	184,891	157,157
CommScope Tranche B 5.00% 1/3/18	233,415	235,167
Community Health System 3.75% 1/25/17	271,045	265,051
Consolidated Containers 5.50% 9/28/14	290,000	266,559
Delta Air Lines Tranche B 5.50% 3/29/17	290,000	287,893
Delos Aircraft 7.00% 3/17/16	59,231	59,873
First Data Tranche B2 2.94% 9/24/14	111,401	103,387
Ford Motor Tranche B 2.94% 12/15/13	334,920	335,190
Frac Tech International Tranche B 6.25% 4/19/16	353,526	353,549
Fresenius Medical Care Tranche B 1.68% 3/31/13	1,989,502	1,984,538
GenOn Energy Tranche B 6.00% 6/20/17	148,875	149,045
Goodman Global Tranche B 5.75% 10/28/16	174,125	174,887
Grifols Tranche B 6.00% 6/4/16	465,000	467,467
HCA Tranche B 2.56% 11/18/13	1,000,000	994,710
HGI Holdings 6.75% 7/27/17	292,525	295,175
Houghton International Tranche B 6.75% 1/11/16	233,405	234,864
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18	25,000	25,115
International Lease Finance 6.75% 3/17/15	80,769	81,089
KAR Auction Services Tranche B 5.00% 4/26/17	165,000	166,306
Level 3 Financing
Bridge 14.00% 4/11/12	118,182	118,182
Tranche B 11.15% 3/13/14	174,000	184,794
Mediacom Illinois Tranche D 5.50% 3/31/17	313,505	313,408
MGM MIRAGE Tranche E 7.00% 2/21/14	238,314	233,271
Multiplan 4.75% 8/26/17	60,000	59,794
Nortek 5.25% 4/12/17	134,663	134,747
NRG Energy 2.06% 2/1/13	2,000,000	1,989,418
Nuveen Investments
5.81% 5/13/17	260,074	260,454
2nd Lien 12.50% 7/9/15	543,000	580,331
Tranche B 3.27% 11/13/14	44,926	44,427
OSI Restaurant Partners
2.32% 6/14/13	29,131	27,937
2.50% 6/13/14	298,965	286,716
Pinnacle Foods Finance Tranche D 6.00% 4/2/14	95,732	96,517
PQ 6.70% 7/30/15	937,000	920,921
Prime Healthcare Services Tranche B 7.25% 4/28/15	400,950	390,926
RadNet Management Tranche B 5.75% 4/2/16	216,991	217,262
Remy International Tranche B 6.25% 12/16/16	89,550	90,110
Roundy's Supermarkets 10.00% 4/16/16	96,000	97,290
Sensus USA 2nd Lien 8.50% 4/13/18	465,000	472,168
Texas Competitive Electric Holdings 3.50% 10/10/14	235,648	199,748
Toys R Us Delaware Tranche B 6.00% 9/1/16	327,525	327,915
Univision Communications 4.44% 3/29/17	303,257	288,474
US TelePacific 5.75% 2/10/17	209,244	208,896
Visant 5.25% 12/31/16	178,402	177,796
Wyle Services 5.50% 3/31/17	225,000	225,956
Total Senior Secured Loans (cost $21,044,215)		21,179,982

Sovereign Bonds – 7.98%Δ
Australia – 1.44%
*Australia Government Bond
4.50% 4/15/20	AUD	11,874,000	12,123,764
6.00% 2/15/17	AUD	2,110,000	2,380,991
Australian Inflation-Linked Bond 3.00% 9/20/25	AUD	717,000	857,252
			15,362,007
Belgium – 0.10%
Belgium Government Bond 4.25% 9/28/21	EUR	753,400	1,105,688
			1,105,688
Brazil – 1.44%
#Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,687,500
6.50% 6/10/19		2,500,000	2,831,250
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	15,800,000	8,692,821
Brazilian Government International Bond
7.125% 1/20/37	USD	820,000	1,016,800
8.875% 10/14/19		820,000	1,129,550
			15,357,921
Canada – 0.20%
Canadian Government Bond
3.75% 6/1/19	CAD	1,137,000	1,251,773
4.00% 6/1/41	CAD	837,000	940,801
			2,192,574
Chile – 0.11%
Chile Government International Bond 5.50% 8/5/20	CLP	544,000,000	1,174,370
			1,174,370
Colombia – 0.15%
Colombia Government International Bond
6.125% 1/18/41	USD	612,000	668,610
8.375% 2/15/27		335,000	424,613
*10.375% 1/28/33		310,000	491,350
			1,584,573
Croatia – 0.05%
Croatia Government International Bond
6.625% 7/14/20		181,000	192,086
#144A 6.75% 11/5/19		287,000	310,458
			502,544
France – 0.18%
France Government Bond O.A.T.
3.75% 4/25/17	EUR	590,000	896,314
3.75% 4/25/21	EUR	665,000	991,333
			1,887,647
Germany – 0.05%
Deutschland Republic 2.25% 9/4/20	EUR	415,000	569,386
			569,386
Indonesia – 0.24%
Indonesia Government International Bond 7.25% 4/20/15	USD	415,000	480,751
Indonesia Treasury Bond
10.50% 8/15/30	IDR	2,594,000,000	351,062
11.00% 11/15/20	IDR	11,954,000,000	1,712,940
			2,544,753
Lithuania – 0.05%
#Lithuania Government International Bond 144A 6.125% 3/9/21	USD	467,000	497,355
			497,355
Mexico – 0.46%
Mexican Bonos
7.75% 12/14/17	MXN	18,165,000	1,660,958
8.50% 12/13/18	MXN	29,987,200	2,837,807
Mexico Government International Bond 5.95% 3/19/19		332,000	382,630
			4,881,395
New Zealand – 0.05%
New Zealand Government Bond 6.00% 5/15/21	NZD	610,000	540,361
			540,361
Norway – 1.11%
Eksportfinans 2.375% 5/25/16	USD	785,000	788,710
Norway Government Bond
3.75% 5/25/21	NOK	2,484,000	475,048
4.50% 5/22/19	NOK	24,123,000	4,870,878
5.00% 5/15/15	NOK	22,400,000	4,510,029
6.50% 5/15/13	NOK	6,000,000	1,192,654
			11,837,319
Panama – 0.18%
Panama Government International Bond
6.70% 1/26/36	USD	302,000	357,870
7.125% 1/29/26		340,000	420,750
7.25% 3/15/15		467,000	552,461
8.875% 9/30/27		451,000	641,548
			1,972,629

Peru – 0.17%
Peruvian Government International Bond
7.125% 3/30/19		1,218,000	1,471,344
7.35% 7/21/25		299,000	366,724
			1,838,068
Philippines – 0.19%
Philippine Government International Bond
6.375% 10/23/34		680,000	746,300
6.50% 1/20/20		520,000	607,776
9.50% 10/21/24		175,000	245,875
9.875% 1/15/19		332,000	456,915
			2,056,866
Poland – 0.25%
Poland Government Bond
5.00% 10/24/13	PLN	540,000	197,504
5.50% 4/25/15	PLN	1,770,000	654,906
5.50% 10/25/19	PLN	1,491,000	537,204
Poland Government International Bond
5.125% 4/21/21	USD	441,000	456,986
6.375% 7/15/19		715,000	818,676
			2,665,276
Qatar – 0.28%
Qatar Government International Bond 4.00% 1/20/15		2,800,000	2,947,000
			2,947,000
Republic of Korea – 0.07%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	691,980,934	722,876
			722,876
Russia – 0.26%
Russia Eurobond
7.50% 3/31/30	USD	1,762,005	2,081,369
#144A 7.50% 3/31/30		286,315	338,567
#144A 7.85% 3/10/18	RUB	10,000,000	375,979
			2,795,915
South Africa – 0.27%
#Eskom Holdings 144A 5.75% 1/26/21	USD	995,000	1,034,799
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	3,725,649	561,509
South Africa Government International
5.50% 3/9/20	USD	675,000	740,813
6.50% 6/2/14		495,000	557,618
			2,894,739
Sweden – 0.17%
Sweden Government Bond 5.00% 12/1/20	SEK	9,910,000	1,833,481
			1,833,481
Turkey – 0.16%
Turkey Government Bond 4.00% 4/29/15	TRY	1,424,320	931,499
Turkey Government International Bond 5.625% 3/30/21	USD	720,000	756,000
			1,687,499
United Kingdom – 0.24%
United Kingdom Gilt
4.50% 3/7/19	GBP	515,000	911,929
4.75% 3/7/20	GBP	910,500	1,628,329
			2,540,258
Uruguay – 0.11%
Uruguay Government International Bond 8.00% 11/18/22		949,000	1,232,751
			1,232,751
Total Sovereign Bonds (cost $79,936,941)			85,225,251

Supranational Banks – 0.24%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	6,860,000	1,267,279
3.625% 6/22/20	NOK	4,020,000	732,486
6.00% 2/15/17	AUD	530,000	579,339
Total Supranational Banks (cost $2,339,174)			2,579,104

U.S. Treasury Obligations – 5.67%
U.S. Treasury Bond 4.25% 11/15/40	USD	5,000	4,888
U.S. Treasury Notes
1.50% 6/30/16		13,100,000	12,942,368
∞*1.75% 5/31/16		22,305,000	22,343,298
∞*3.125% 5/15/21		25,310,000	25,242,827
Total U.S. Treasury Obligations (cost $60,638,350)			60,533,381

		Number of
		Shares
Common Stock – 0.00%
=†Century Communications		1,975,000	0

†Delta Air Lines		23	211
†GenOn Energy		343	1,324
=∏†PT Holdings		295	3
Total Common Stock (cost $253,205)			1,538

Convertible Preferred Stock – 0.12%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		4,000	263,680
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		2,229	116,465
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		247	247,679
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		158	199,475
HealthSouth 6.00% exercise price $30.50, expiration date 12/31/49		241	271,186
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		1,100	172,909
Total Convertible Preferred Stock (cost $1,267,166)			1,271,394

Preferred Stock– 0.26%
Alabama Power 5.625%		19,190	480,710
#Ally Financial 144A 7.00%		1,500	1,409,812
•†PNC Financial Services 8.25%		875,000	934,272
=†PT Holdings		59	0
Total Preferred Stock (cost $2,780,033)			2,824,794

Warrant – 0.00%
=∏@†Port Townsend		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
≠Short-Term Investments – 16.56%
Discount Notes – 11.31%
Fannie Mae
0.00% 7/13/11	USD	17,100,000	17,099,949
0.001% 7/21/11		9,200,000	9,199,945
0.002% 7/25/11		394,220	394,218
0.01% 10/3/11		21,600,000	21,598,314
0.01% 10/4/11		4,300,000	4,299,660
0.02% 8/22/11		1,400,000	1,399,980
Federal Farm Credit 0.001% 7/25/11		4,112,559	4,112,531
Federal Home Loan Bank
0.00% 8/5/11		800,000	799,992
0.001% 7/1/11		8,732,293	8,732,293
0.001% 7/1/11		4,629,780	4,629,780
0.001% 7/8/11		5,100,000	5,099,990
0.001% 7/11/11		15,617,344	15,617,297
0.001% 7/13/11		14,946,682	14,946,637
0.001% 7/22/11		1,870,709	1,870,698
0.001% 8/12/11		200,000	199,998
0.005% 7/5/11		4,226,430	4,226,425
0.006% 8/3/11		4,460,171	4,460,131
Freddie Mac
0.001% 8/1/11		1,200,000	1,199,989
0.02% 7/11/11		500,000	499,999
0.04% 7/25/11		400,000	399,997
			120,787,823
U.S. Treasury Obligations – 5.25%
U.S. Treasury Bills
0.00% 7/14/11		3,448,075	3,448,068
0.00% 7/21/11		15,571,161	15,571,069
0.006% 10/20/11		500,000	499,946
∞0.02% 8/25/11		10,200,000	10,199,918
0.02% 10/13/11		3,500,000	3,499,776
∞0.08% 9/15/11		14,700,000	14,699,691
0.09% 10/6/11		1,100,000	1,099,926
∞0.16% 9/1/11		2,800,000	2,799,966
0.26% 9/22/11		600,000	599,979
1.00% 7/31/11		3,703,313	3,706,786
			56,125,125
Total Short-Term Investments (cost $176,908,741)			176,912,948

Total Value of Securities Before Securities Lending Collateral – 101.11%
(cost $1,051,315,978)			1,080,462,013

		Number of
		Shares
Securities Lending Collateral** – 5.12%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		513,095	498,215
Delaware Investments Collateral Fund No.1		54,246,658	54,246,658
@†Mellon GSL Reinvestment Trust II		1,198,247	0

Total Securities Lending Collateral (cost $55,958,000)	54,744,873

Total Value of Securities – 106.23%
(cost $1,107,273,978)	1,135,206,886 ©
Obligation to Return Securities Lending Collateral** – (5.24%)	(55,958,000)
Other Liabilities Net of Receivables and Other Assets – (0.99%)	(10,571,753)
Net Assets Applicable to 111,249,720 Shares Outstanding – 100.00%	$1,068,677,133

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – China Renminbi
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $31,026,058, which represented 2.90% of the Fund’s net assets. See Note 5 in “Notes.”
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $133,917,703, which represented 12.53% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $39,348, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2011, the aggregate amount of the restricted securities was $4, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $79,172,135 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CDO – Collateralized Debt Obligation
CITI – Citigroup Global Markets
FGIC – Insured by the Financial Guaranty Insurance Company
GCM – Greenwich Capital Management
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NATL-RE – Insured by National Public Finance Guarantee Corporation
NCUA – National Credit Union Administration
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	BRL	2,083,356	USD	(1,295,217)	7/29/11	$30,100
BAML	COP	2,733,250,000	USD	(1,532,521)	7/29/11	10,706
BAML	EUR	(1,876,458)	USD	2,664,336	7/29/11	(54,349)
BAML	IDR	11,740,900,000	USD	(1,361,895)	7/29/11	922
BAML	JPY	(85,310,000)	USD	1,063,185	7/29/11	3,478
BAML	NOK	(12,041,012)	USD	2,196,387	7/29/11	(32,484)
BAML	PHP	20,000,000	USD	(460,193)	7/29/11	17
BCLY	AUD	(596,924)	USD	627,373	7/29/11	(10,372)
BCLY	JPY	51,564,240	USD	(642,906)	7/29/11	(2,383)
CITI	BRL	(229,194)	USD	143,023	7/5/11	(3,631)
CITI	BRL	(634,186)	USD	388,000	9/2/11	(12,300)
CITI	EUR	5,130,000	USD	(7,368,280)	7/18/11	66,623
CITI	EUR	(846,782)	USD	1,202,689	7/29/11	(24,162)
CITI	IDR	38,321,720,000	USD	(4,368,000)	7/27/11	81,547
CITI	IDR	18,916,900,000	USD	(2,084,966)	1/31/12	43,624
CITI	INR	51,186,580	USD	(1,092,843)	8/12/11	44,722
CITI	JPY	(1,022,904,000)	USD	12,089,166	7/14/11	(616,236)
CITI	JPY	77,620,704	USD	(968,014)	7/29/11	(3,822)
CITI	KRW	7,596,625,519	USD	(6,852,241)	8/12/11	247,630
CITI	MYR	11,178,060	USD	(3,707,183)	8/11/11	(17,337)
CITI	NOK	(39,430,000)	USD	7,282,798	8/8/11	(10,826)
CITI	NZD	532,193	USD	(431,939)	7/29/11	8,146
CITI	PHP	93,783,600	USD	(2,162,657)	3/15/12	(41,309)
GCM	NOK	(12,633,615)	USD	2,304,415	7/29/11	(34,151)
GSC	GBP	(1,267,950)	USD	2,030,483	7/29/11	(3,702)
GSC	NOK	(2,380,480)	USD	434,434	7/29/11	(6,209)
HSBC	EUR	(2,151,273)	USD	3,055,345	7/29/11	(61,502)
HSBC	NOK	(12,160,167)	USD	2,217,447	7/29/11	(33,481)
JPMC	AUD	(5,663,000)	USD	5,933,522	7/29/11	(116,750)
JPMC	BRL	229,194	USD	(140,000)	7/5/11	6,655
JPMC	BRL	(14,719,461)	USD	8,882,127	9/2/11	(408,837)
JPMC	CLP	385,515,000	USD	(811,269)	7/29/11	15,165
JPMC	CNY	10,338,900	USD	(1,740,000)	6/1/12	(124,699)
JPMC	EUR	(13,408,000)	USD	19,346,537	7/18/11	(85,657)
JPMC	EUR	(310,921)	USD	442,440	7/29/11	(8,034)
JPMC	IDR	893,187,000	USD	(97,308)	7/27/11	6,401
JPMC	IDR	(18,158,350,000)	USD	2,030,000	1/31/12	(13,236)
JPMC	INR	(50,652,200)	USD	1,094,000	8/12/11	(31,689)
JPMC	JPY	230,000,000	USD	(2,842,572)	7/14/11	14,238
JPMC	MYR	2,321,200	USD	(753,831)	8/11/11	12,391
JPMC	NOK	33,020,000	USD	(6,234,070)	8/8/11	(126,145)
JPMC	SGD	5,844,551	USD	(4,742,868)	9/9/11	15,817
JPMC	TWD	134,926,500	USD	(4,750,000)	1/11/12	(43,836)
MNB	EUR	(3,300,000)	USD	4,790,874	7/5/11	6,400
MSC	AUD	(200,978)	USD	211,540	7/29/11	(3,182)
MSC	CHF	897,722	USD	(1,072,903)	7/29/11	(5,025)
MSC	CNY	49,500	USD	(7,437)	9/14/11	226
MSC	CNY	55,270,000	USD	(8,600,000)	6/8/12	37,302
MSC	EUR	(1,364,711)	USD	1,940,080	7/29/11	(37,166)
MSC	JPY	7,078,630	USD	(88,186)	7/29/11	(257)
MSC	KRW	1,211,659,950	USD	(1,118,334)	7/29/11	15,085
MSC	NOK	(16,608,300)	USD	3,032,102	7/29/11	(42,205)
						$(1,347,779)

Futures Contracts

					Unrealized
Contracts to		Notional	Notional		Appreciation
Buy		Cost	Value	Expiration Date	(Depreciation)
572	90 Day Euro Future	$140,061,350	$139,610,900	3/17/14	$(450,450)
392	90 Day Euro Future	95,878,300	95,422,600	6/16/14	(455,700)
388	90 Day Euro Future	95,360,700	94,948,450	12/16/13	(412,250)
383	90 Day Euro Future	94,074,375	93,983,412	9/16/13	(90,963)
131	90 Day Euro Future	32,226,000	32,230,913	6/17/13	4,913
11	Euro-Bund Future	2,016,195	2,001,475	9/08/11	(14,720)
251	U.S. Treasury 5 yr Notes	29,858,370	29,918,024	9/30/11	59,654
91	U.S. Treasury 10 yr Notes	11,250,886	11,131,859	9/21/11	(119,027)
		$500,726,176			$(1,478,543)

Swap Contracts
CDS Contracts

					Unrealized
		Notional	Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$12,840,000	5.00%	6/20/16	$27,572
BAML	Kingdom of Spain
	5 yr CDS	1,951,000	1.00%	12/20/15	(60,897)
BCLY	CDX.N.A.HY.16	395,000	5.00%	6/20/16	1,120
BCLY	ITRAXX Europe Subordinate Financials
	15.1 5 yr CDS	3,960,000	1.00%	6/20/16	49,483
	Kingdom of Spain
BCLY	5 yr CDS	1,462,000	1.00%	3/20/15	(1,799)
BCLY	5 yr CDS	730,000	1.00%	3/21/16	(21,135)
	United States of America
BCLY	5 yr CDS	1,706,000	0.25%	3/20/16	3,025
CITI	CDX.NA.HY.16	745,000	5.00%	6/20/16	2,112
CITI	Sara Lee 5 yr CDS	450,000	1.00%	3/20/16	(26,328)
GSC	CDX.NA.HY.16	965,000	5.00%	6/20/16	5,596
JPMC	CDX.NA.HY.16	215,000	5.00%	6/20/16	610
JPMC	ITRAXX Europe Subordinate Financials
	15.1 5 yr CDS	5,605,000	1.00%	6/20/16	70,039
JPMC	Portuguese Republic 5 yr CDS	1,648,000	1.00%	6/20/15	186,403
JPMC	Viacom 5 yr CDS	1,225,000	1.00%	9/20/15	(21,446)
MSC	CDX.NA.HY.16	285,000	5.00%	6/20/16	808
	Kingdom of Spain
MSC	5 yr CDS	1,631,000	1.00%	6/20/16	(7,451)
		$35,813,000			$207,712
	Protection Sold/Moody’s Rating:
CITI	MetLife 5 yr CDS/A	$350,000	5.00%	9/20/14	$24,518
JPMC	Comcast 5 yr CDS/Baa	1,225,000	1.00%	9/20/15	26,226
JPMC	Tyson Foods CDS/Ba	735,000	1.00%	3/20/16	8,100
MSC	General Electric Capital/Ba	8,000,000	1.00%	6/20/16	(69,479)
		$10,310,000			$(10,635)
Total					$197,077

Interest Rate Swap Contract

				Fixed
				Deal		Unrealized
		Notional		Receive	Maturity	Appreciation
Counterparty	Swap Referenced	Amount		Rate	Date	(Depreciation)
CITI	6-Month LIBOR	AUD	5,200,000	5.75%	12/15/16	$15,046
CITI	6-Month LIBOR	AUD	3,600,000	6.00%	12/15/20	39,131
CITI	6-Month LIBOR	AUD	3,000,000	6.00%	12/15/20	42,158
Total			11,800,000			$96,335

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Mortgage Dollar Rolls – The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,107,635,350
Aggregate unrealized appreciation	$43,309,969
Aggregate unrealized depreciation	(15,738,433)
Net unrealized appreciation	$27,571,536

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $6,818,431 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$-	$278,840,048	$356,605	$279,196,653
Corporate Debt	-	460,108,162	39,344	460,147,506
Foreign Debt	-	84,597,625	8,692,822	93,290,447
Municipal Bonds	-	7,554,745	-	7,554,745
Short-Term Investments	-	176,912,948	-	176,912,948
U.S. Treasury Obligations	-	60,533,381	-	60,533,381
Other	1,535	2,824,794	4	2,826,333
Securities Lending Collateral	-	54,744,873	-	54,744,873
Total	$1,535	$1,126,116,576	$9,088,775	$1,135,206,886

Foreign Currency Exchange Contracts	$-	$(1,347,779)	$-	$(1,347,779)
Futures Contracts	(1,478,543)	-	-	(1,478,543)
Swap Contracts	-	293,412	-	293,412

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset- &
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt	Other	Total
Balance as of 3/31/11	$4,530,991	$39,344	$9,310,911	$4	$13,881,250
Purchases	-	720	94,055	-	94,775
Transfers out of Level 3	(4,341,481)	-	(637,743)	-	(4,979,224)
Net change in unrealized
appreciation/depreciation	167,095	(720)	(74,401)	-	91,974
Balance as of 6/30/11	$356,605	$39,344	$8,692,822	$4	$9,088,775

Net change in unrealized
appreciation/depreciation from
investments still held
as of 6/30/11	$6,366	$(720)	$(10,759)	$-	$(5,113)

During the period ended June 30, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $4,979,224, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the period ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund enters into interest rate swap contracts, index swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Inflations swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No inflation swaps were outstanding at June 30, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of CDS was $197,077. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $25,503,000 less the value of the contracts' related reference obligations. The Fund received securities collateral of $1,609,000 for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at June 30, 2011, the notional value of the protection sold was $10,310,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized depreciation of the protection sold was $10,635.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$ 6,400	Other liabilities net of receivables and other assets	$(1,354,179)
Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	-	Other liabilities net of receivables and other assets	(1,478,543)
Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	427,075	Other liabilities net of receivables and other assets ts	(133,663)
Total		$433,475		$(2,966,385)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2011 was as follows:

		Realized
		Gain or
		Loss on
	Location of Gain or Loss on	Derivatives	Change in Unrealized Appreciation or
	Derivatives Recognized in	Recognized	Depreciation on Derivatives
	Income	in Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(2,052,139)	$ (47,806)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	3,292,468	(1,512,218)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(184,484)	289,135
		$1,055,845	$(1,270,889)

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the schedule of investments is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended June 30, 2011.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $79,172,135, for which the Fund received collateral, comprised of non-cash collateral valued at $26,093,690, and cash collateral of $55,958,000. At June 30, 2011, the value of invested collateral was $54,744,873. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor's and Ba or lower by Moody's Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.42%Δ
Argentina – 0.08%
Arcos Dorados Holdings Class A	12,200	$257,298
		257,298
Australia – 4.93%
Amcor	311,041	2,410,015
AMP	292,810	1,539,717
Australia & New Zealand Banking Group	47,900	1,135,355
BHP Billiton	15,500	732,476
=†Lynas	316,000	671,010
Newcrest Mining	38,100	1,543,658
QBE Insurance Group	146,070	2,710,810
Telstra	1,119,315	3,477,822
†Treasury Wine Estates	16,863	61,488
Wesfarmers	20,058	687,360
		14,969,711
Austria – 0.17%
Erste Group Bank	9,800	513,222
		513,222
Belgium – 0.39%
w†Ageas VVPR Strip	48,482	70
Anheuser-Busch InBev	20,600	1,195,489
		1,195,559
Bermuda – 0.30%
*Seadrill	25,900	911,078
		911,078
Brazil – 0.75%
BM&FBovespa	131,600	870,083
Cia Energetica de Minas Gerais ADR	38,355	791,647
†HRT Participacoes em Petroleo	700	630,072
		2,291,802
Canada – 2.79%
Canadian National Railway	18,300	1,463,772
Canadian Natural Resources	11,400	477,916
First Quantum Minerals	9,900	1,443,528
Magna International	9,000	486,360
*Manulife Financial	47,300	837,706
†QuadraFNX Mining	30,200	448,428
*Royal Bank of Canada	12,900	737,429
Suncor Energy	25,100	983,803
*Toronto-Dominion Bank	8,600	729,270
Trican Well Service	37,300	876,419
		8,484,631
China/Hong Kong – 3.53%
†AIA Group	327,100	1,138,637
China Construction Bank Class H	1,736,300	1,445,436
*China Merchants Bank Class H	336,000	815,626
China Merchants Holdings International	194,700	755,497
China Mobile	55,600	517,621
China Resources Enterprise	198,200	812,109
China Unicom Hong Kong	326,300	662,390
CNOOC ADR	3,100	731,383
Hong Kong Exchanges & Clearing	32,700	688,555
†Lentuo International ADR	19,800	96,228
*†Melco Crown Entertainment ADR	55,500	708,735
New World Development	315,600	479,147
*REXLot Holdings	3,195,100	309,065
Sinopharm Group Class H	33,700	113,581
Tencent Holdings	16,900	461,238
Wharf Holdings	140,400	979,076
		10,714,324
Colombia – 0.25%
*Petrominerales	25,500	748,554
		748,554
Denmark – 0.73%
Carlsberg Class B	6,700	729,501
FLSmidth	13,100	1,113,840
*Pandora	12,100	380,161
		2,223,502

France – 10.34%
*BNP Paribas	10,100	778,747
Cap Gemini	12,500	731,921
*Carrefour	80,119	3,293,429
Cie de Saint-Gobain	50,488	3,272,307
Danone	18,700	1,395,918
*France Telecom	175,211	3,725,342
*GDF Suez	24,100	880,737
w†GDF Suez VVPR Strip	8,820	13
LVMH Moet Hennessy Louis Vuitton	4,900	880,456
Sanofi	68,038	5,472,643
*Societe Generale	38,625	2,287,449
*Technip	13,900	1,489,860
*Total	74,199	4,289,406
Unibail-Rodamco	3,000	693,104
*Vinci	34,439	2,210,057
		31,401,389
Germany – 6.76%
BASF	10,900	1,068,360
Bayerische Motoren Werke	13,600	1,357,989
Continental	7,900	832,429
Deutsche Bank	18,900	1,115,412
Deutsche Telekom	231,928	3,618,788
Fresenius Medical Care	20,400	1,525,711
Gerry Weber International	13,504	886,551
K+S	13,800	1,059,606
†Kabel Deutschland Holding	18,400	1,133,372
Merck	12,300	1,337,277
Metro	10,600	641,870
RWE	58,612	3,256,084
*SAP ADR	17,700	1,073,505
Siemens	11,900	1,635,196
		20,542,150
Gilbraltar – 0.04%
†Bwin.Party Digital Entertainment	53,100	127,661
		127,661
India – 0.94%
HDFC Bank	15,900	899,550
Housing Development Finance	47,400	752,637
ICICI Bank	31,600	777,965
Infosys	6,400	418,218
		2,848,370
Indonesia – 0.22%
Adaro Energy	2,340,500	670,731
		670,731
Ireland – 1.22%
Covidien	20,800	1,107,184
Experian	137,238	1,748,071
Shire ADR	4,200	395,682
WPP	36,500	457,252
		3,708,189
Israel – 0.59%
Teva Pharmaceutical Industries ADR	37,100	1,788,962
		1,788,962
Italy – 2.96%
Enel	124,800	815,409
ENI	156,731	3,714,106
Intesa Sanpaolo	1,335,797	3,556,686
Saipem	17,500	903,644
		8,989,845
Japan – 16.50%
Astellas Pharma	98,100	3,805,915
*Bridgestone	46,100	1,062,036
*Canon	92,700	4,408,852
Chiba Bank	124,200	777,181
Daiwa Office Investment	90	316,631
Dena	16,800	722,419
HOYA	21,500	475,919
IHI	645,400	1,667,476
ITOCHU	69,800	725,889
*Japan Prime Realty Investment	110	291,270
Japan Tobacco	330	1,273,666
JGC	58,000	1,588,835
Kao	144,900	3,809,555
KDDI	169	1,215,793
Komatsu	16,200	505,752
Kubota	119,000	1,055,586

Marubeni	112,300	746,232
Mitsubishi Chemical Holdings	88,800	629,171
Mitsui Fudosan	38,800	668,165
*ORIX	7,800	758,626
Sekisui Chemical	82,600	705,653
Seven & I Holdings	168,500	4,531,073
Shin-Etsu Chemical	12,700	680,658
SMC	5,100	919,263
Softbank	24,800	939,116
Sumitomo Heavy Industries	201,700	1,407,666
Sumitomo Mitsui Financial Group	21,700	669,030
Takeda Pharmaceutical	85,900	3,969,541
Teijin	137,200	604,679
Tokio Marine Holdings	106,200	2,972,635
*Toray Industries	108,500	801,084
Toyota Motor	60,800	2,503,384
Trend Micro	16,600	515,653
Yamato Holdings	52,600	827,334
Zeon	165,900	1,551,682
		50,103,420
Malaysia – 0.58%
CIMB Group Holdings	395,500	1,171,425
Petronas Chemicals Group	248,700	584,944
		1,756,369
Mexico – 0.47%
Fomento Economico Mexicano ADR	14,300	950,807
Grupo Modelo Series C	78,400	474,038
		1,424,845
Netherlands – 4.50%
†AEGON	119,800	816,264
Corio	2,400	158,934
†ING Groep CVA	262,821	3,238,654
Koninklijke Ahold	251,521	3,381,537
Koninklijke DSM	16,500	1,070,718
Koninklijke KPN	39,500	574,488
Randstad Holding	22,500	1,040,281
Reed Elsevier	177,061	2,378,427
VimpelCom ADR	33,700	430,012
Wereldhave	1,500	152,683
*†Yandex Class A	12,200	433,222
		13,675,220
New Zealand – 0.12%
Telecom Corp. of New Zealand	180,950	368,843
		368,843
Norway – 0.91%
Aker Solutions	25,200	503,741
DnB NOR	48,000	669,054
*Norsk Hydro	116,500	892,264
Storebrand	82,600	702,889
		2,767,948
Republic of Korea – 2.37%
GS Engineering & Construction	9,100	1,113,879
Hyundai Engineering & Construction	19,900	1,613,836
Hyundai Marine & Fire Insurance	39,400	1,177,996
Kia Motors	15,300	1,041,464
KT ADR	36,000	699,840
Samsung Electronics	1,060	824,365
Samsung Life Insurance	8,000	714,166
		7,185,546
Russia – 0.31%
LUKOIL ADR	14,700	936,428
		936,428
Singapore – 2.73%
Jardine Matheson Holdings	31,200	1,791,666
Singapore Telecommunications	1,246,100	3,211,868
*Straits Asia Resources	419,300	1,024,868
*United Overseas Bank	140,047	2,248,476
		8,276,878
South Africa – 0.44%
MTN Group	34,300	730,722
Naspers Class N	10,700	604,274
		1,334,996
Spain – 3.80%
Banco Santander	114,089	1,314,231
Iberdrola	495,080	4,404,323
Telefonica	238,382	5,821,780
		11,540,334

Switzerland – 5.30%
*Adecco	12,900	827,942
Cie Financiere Richemont Class A	12,700	832,220
*†Julius Baer Group	20,900	863,287
Novartis	75,915	4,652,334
Roche Holding	8,100	1,356,028
Swiss Re	18,200	1,021,910
TE Connectivity	18,600	683,736
†UBS	33,000	602,200
Xstrata	78,500	1,728,939
Zurich Financial Services	13,896	3,516,030
		16,084,626
Taiwan – 2.34%
†AU Optronics ADR	64,423	443,230
Catcher Technology	147,000	928,217
Chunghwa Telecom ADR	22,070	762,519
Mega Financial Holding	923,200	806,668
*Siliconware Precision Industries ADR	116,600	725,252
Taiwan Semiconductor Manufacturing	924,269	2,323,332
*Taiwan Semiconductor Manufacturing ADR	87,700	1,105,897
		7,095,115
Thailand – 0.59%
Bangkok Bank Public	142,500	735,898
Banpu Public	28,900	675,833
Banpu Public Class F	16,400	383,452
		1,795,183
United Kingdom – 17.24%
Aegis Group	200,000	513,568
Antofagasta	56,000	1,253,137
Barclays	257,300	1,055,502
†Barratt Developments	29,800	54,694
Bellway	12,500	143,516
BG Group	172,914	3,926,048
BP	477,067	3,512,530
Britvic	131,500	833,358
Carnival	17,000	658,694
Compass Group	312,253	3,010,696
Cookson Group	104,300	1,126,694
GKN	134,900	502,929
GlaxoSmithKline	255,649	5,479,414
HSBC Holdings	244,407	2,423,154
Imperial Tobacco Group	46,300	1,541,394
Inchcape	95,420	640,737
†International Consolidated Airlines Group	311,900	1,273,143
Kazakhmys	29,600	656,122
National Grid	108,800	1,071,015
Persimmon	14,200	110,013
Royal Dutch Shell Class A	212,176	7,533,576
Subsea 7	48,400	1,238,567
†Taylor Wimpey	214,400	129,943
Tesco	611,144	3,948,465
Tullow Oil	39,300	782,600
Unilever	133,552	4,309,059
Vodafone Group	1,463,446	3,880,414
Vodafone Group ADR	28,600	764,192
		52,373,174
United States – 0.23%
†NII Holdings	16,800	711,984
		711,984
Total Common Stock (cost $269,414,133)		289,817,887

Preferred Stock – 1.08%Δ
Brazil – 0.65%
Banco Bradesco 3.34%	98,200	1,988,033
		1,988,033
Germany – 0.43%
Volkswagen 1.87%	6,242	1,290,730
		1,290,730
Total Preferred Stock (cost $2,520,558)		3,278,763

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 3.05%
Discount Notes – 2.24%
Fannie Mae 0.002% 7/25/11	$27,092	27,092
Federal Farm Credit 0.001% 7/25/11	384,460	384,457

Federal Home Loan Bank
0.001% 7/1/11	1,836,699	1,836,698
0.001% 7/1/11	587,064	587,064
0.001% 7/11/11	891,652	891,649
0.001% 7/13/11	910,145	910,142
0.001% 7/22/11	129,021	129,020
0.005% 7/5/11	284,139	284,138
0.006% 8/3/11	1,769,412	1,769,396
		6,819,656
U.S. Treasury Obligations – 0.81%
U.S. Treasury Bills
0.00% 7/14/11	1,367,900	1,367,897
0.00% 7/21/11	889,015	889,010
1.00% 7/31/11	199,095	199,282
		2,456,189
Total Short-Term Investments (cost $9,275,908)		9,275,845

Total Value of Securities Before Securities Lending Collateral – 99.55%
(cost $281,210,599)		302,372,495

	Number of
	Shares
Securities Lending Collateral** – 7.72%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	249,762	242,519
Delaware Investments Collateral Fund No.1	23,197,944	23,197,945
@†Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral (cost $24,068,315)		23,440,464

Total Value of Securities – 107.27%
(cost $305,278,914)		325,812,959	©
Obligation to Return Securities Lending Collateral** – (7.92%)		(24,068,315)
Receivables and Other Assets Net of Other Liabilities– 0.65%		1,958,695
Net Assets Applicable to 26,598,936 Shares Outstanding – 100.00%		$303,703,339

ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $671,010, which represented 0.22% of the Fund's net assets. See Note 1 in "Notes."
†Non income producing security.
wDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $21,214,980 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon
TWD – Taiwan Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
CITI	AUD	3,214,000	USD	(3,387,066)	7/7/11	$56,629
CITI	CAD	2,699,100	USD	(2,812,178)	7/7/11	(13,951)
CITI	CHF	2,798,500	USD	(3,243,980)	7/7/11	84,533
CITI	EUR	(507,500)	USD	732,311	7/7/11	(3,440)
CITI	GBP	250,000	USD	(409,330)	7/7/11	(8,141)
CITI	JPY	(227,261,000)	USD	2,739,525	7/7/11	(83,166)
MNB	AUD	202,178	USD	(211,478)	7/1/11	5,319
MNB	AUD	(5,462,500)	USD	5,807,184	7/29/11	(28,877)
MNB	CHF	(1,832,500)	USD	2,176,521	9/30/11	(4,328)
MNB	NZD	(98,898)	USD	81,202	7/5/11	(716)
MNB	SGD	159,414	USD	(128,301)	7/1/11	1,483
MNB	TWD	4,407,000	USD	(153,768)	7/1/11	(738)
MSC	CAD	1,242,900	USD	(1,284,473)	7/7/11	4,074
MSC	EUR	(299,000)	USD	423,882	7/7/11	(9,595)
MSC	GBP	347,000	USD	(566,607)	7/7/11	(9,756)
MSC	NOK	(1,385,000)	USD	247,783	7/7/11	(8,946)
						$(19,616)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$308,540,603
Aggregate unrealized appreciation	$38,023,046
Aggregate unrealized depreciation	(20,750,690)
Net unrealized appreciation	$17,272,356

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $49,949,013 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$25,868,692	$263,278,185	$671,010	$289,817,887
Preferred Stock	1,988,033	1,290,730	-	3,278,763
Short-Term Investments	-	9,275,845	-	9,275,845
Securities Lending Collateral	-	23,440,464	-	23,440,464
Total	$27,856,725	$297,285,224	$671,010	$325,812,959

Foreign Currency Exchange Contracts	$-	$(19,616)	$-	$(19,616)

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 3/31/11	$86,855
Sales	(104,039)
Net realized gain	23,709
Transfers into Level 3	578,658
Net change in unrealized
appreciation/depreciation	85,827
Balance as of 6/30/11	$671,010

Net change in unrealized
appreciation/depreciation
from investments
still held as of 6/30/11	$92,352

During the period ended June 30, 2011, the Fund had transfers out of Level 1 investments into Level 3 investments in the amount of $578,658, which was due to halted pricing for the security.

During the period ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $21,214,980, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $23,440,464. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.16%
Consumer Discretionary – 23.57%
Abercrombie & Fitch Class A	42,650	$2,854,138
*†Amazon.com	88,268	18,049,922
†AutoZone	1,600	471,760
BMW ADR	177,050	5,881,831
†CarMax	40,800	1,349,256
Carnival (United Kingdom)	28,600	1,108,156
CBS Class B	45,850	1,306,267
*†Chipotle Mexican Grill	4,300	1,325,217
Cie Financiere Richemont ADR	861,220	5,630,656
Coach	81,399	5,203,838
Comcast Class A	71,100	1,801,674
Costco Wholesale	17,700	1,437,948
*†Discovery Communications Class A	11,800	483,328
Disney (Walt)	83,050	3,242,272
†eBay	157,100	5,069,617
Estee Lauder Class A	35,956	3,782,212
*Expedia	68,000	1,971,320
*Fastenal	64,000	2,303,360
*†Focus Media Holding ADR	145,775	4,533,603
†Fossil	7,800	918,216
*†General Motors	20,700	628,452
*†Hanesbrands	55,450	1,583,098
*†Hertz Global Holdings	107,750	1,711,070
Home Depot	43,050	1,559,271
*†IAC/InterActiveCorp	56,150	2,143,246
Johnson Controls	20,500	854,030
Kohl's	42,300	2,115,423
†Las Vegas Sands	99,700	4,208,337
Lear	35,650	1,906,562
Li & Fung (China) (Hong Kong Exchange)	644,000	1,287,148
†Liberty Media Interactive Class A	44,600	747,942
Lowe's	81,750	1,905,593
*Marriott International Class A	50,680	1,798,633
McDonald's	109,416	9,225,956
*†MGM Resorts International	17,400	229,854
*†NetFlix	400	105,076
NIKE Class B	101,387	9,122,801
*†O'Reilly Automotive	22,119	1,449,016
*Phillips-Van Heusen	49,150	3,217,851
Polo Ralph Lauren	4,800	636,528
†Prada (Italy)	114,700	692,025
†priceline.com	20,488	10,488,421
Ross Stores	9,900	793,188
*†Royal Caribbean Cruises	20,900	786,676
*Sotheby's	5,560	241,860
*Starbucks	200,020	7,898,790
*Starwood Hotels & Resorts Worldwide	24,600	1,378,584
*Tiffany & Co	68,815	5,403,354
*Time Warner	223,127	8,115,128
TJX	157,122	8,253,618
*†United Continental Holdings	104,900	2,373,887
†VistaPrint (Netherlands)	14,450	691,433
†WABCO Holdings	27,200	1,878,432
Western Union	59,100	1,183,773
*Wyndham Worldwide	47,450	1,596,693
*Wynn Resorts	38,105	5,469,592
Yum Brands	97,073	5,362,313
		177,768,245
Consumer Staples – 2.88%
Coca-Cola	48,800	3,283,752
CVS Caremark	109,350	4,109,372
*†Green Mountain Coffee Roasters	37,842	3,377,777
†Hansen Natural	7,000	566,650
PepsiCo	52,400	3,690,532
Philip Morris International	34,400	2,296,888
Procter & Gamble	60,250	3,830,093
Whole Foods Market	8,600	545,670
		21,700,734

Energy – 9.01%
†Alpha Natural Resources	10,500	477,120
Anadarko Petroleum	21,988	1,687,799
*Arch Coal	90,900	2,423,394
Baker Hughes	105,350	7,644,196
†Cameron International	27,300	1,372,917
Cimarex Energy	6,900	620,448
ConocoPhillips	85,500	6,428,745
*†Continental Resources	51,499	3,342,800
EOG Resources	45,416	4,748,243
*†FMC Technologies	40,700	1,822,953
Halliburton	135,347	6,902,697
National Oilwell Varco	18,450	1,442,975
†Newfield Exploration	24,900	1,693,698
Nexen (Canada)	49,548	1,114,830
Occidental Petroleum	77,600	8,073,503
Peabody Energy	51,350	3,025,029
†Petrohawk Energy	68,000	1,677,560
Royal Dutch Shell ADR	87,400	6,216,762
Schlumberger	36,300	3,136,320
SM Energy	23,750	1,745,150
Suncor Energy (Canada)	48,200	1,884,620
Walter Energy	4,300	497,940
		67,979,699
Financial Services – 7.19%
American Express	53,300	2,755,610
BM&FBovespa (Brazil)	270,350	1,787,438
†CB Richard Ellis Group Class A	35,600	893,916
Citigroup	43,195	1,798,640
CME Group	11,850	3,455,342
Franklin Resources	22,300	2,927,767
†Hutchison Port Holdings Trust (Singapore)	3,400,000	2,873,000
†IntercontinentalExchange	12,500	1,558,875
Invesco	63,100	1,476,540
JPMorgan Chase	150,200	6,149,187
KKR	91,800	1,498,176
Lazard Class A (Bermuda)	35,950	1,333,745
MasterCard Class A	25,300	7,623,901
MetLife	47,750	2,094,793
Northern Trust	17,100	785,916
PNC Financial Services Group	86,355	5,147,622
U.S. Bancorp	219,154	5,590,618
†Verisk Analytics Class A	34,100	1,180,542
Visa Class A	39,575	3,334,590
		54,266,218
Healthcare – 8.02%
Aetna	153,300	6,758,996
†Alexion Pharmaceuticals	7,800	366,834
Allergan	43,450	3,617,213
*AmerisourceBergen	15,000	621,000
*†Auxilium Pharmaceuticals	25,300	495,880
†Biogen Idec	45,693	4,885,496
†Celgene	12,300	741,936
CIGNA	54,850	2,820,936
Covidien (Ireland)	93,600	4,982,328
*†Dendreon	7,500	295,800
†Edwards Lifesciences	12,600	1,098,468
†Express Scripts	98,250	5,303,535
†Gilead Sciences	17,300	716,393
*†Human Genome Sciences	101,650	2,494,491
*†Illumina	8,300	623,745
*†Insulet	58,950	1,306,922
Johnson & Johnson	34,900	2,321,548
McKesson	49,600	4,149,040
Mead Johnson Nutrition	37,064	2,503,673
Pfizer	119,334	2,458,280
*Stryker	20,300	1,191,407
†Thermo Fisher Scientific	97,100	6,252,269
UnitedHealth Group	31,550	1,627,349
*Universal Health Services Class B	40,500	2,086,965
Valeant Pharmaceuticals International (Canada)	14,400	748,224
		60,468,728
Materials & Processing – 9.26%
*Agnico-Eagle Mines (Canada)	7,900	498,727
Air Products & Chemicals	8,900	850,662
BHP Billiton (Australia)	39,750	1,878,446
Celanese Class A	30,620	1,632,352
Cliffs Natural Resources	21,650	2,001,543
*Dow Chemical	234,510	8,442,360
Freeport-McMoRan Copper & Gold	87,068	4,605,897
*†Molycorp	94,250	5,754,905
Monsanto	103,365	7,498,097
Mosaic	54,050	3,660,807
Potash Corp. of Saskatchewan (Canada)	19,600	1,117,004
*PPG Industries	72,783	6,607,969
*Praxair	126,644	13,726,942
Precision Castparts	52,036	8,567,727
†Rockwood Holdings	32,200	1,780,338
*†Stillwater Mining	55,200	1,214,952
		69,838,728

Producer Durables – 14.56%
3M	16,200	1,536,570
†Agilent Technologies	114,059	5,829,555
†Babcock & Wilcox	19,700	545,887
Boeing	21,400	1,582,102
Caterpillar	44,250	4,710,855
Cooper Industries	13,200	787,644
CSX	227,850	5,974,227
Cummins	78,273	8,100,473
Danaher	205,471	10,887,908
*Deere	33,300	2,745,585
Eaton	144,314	7,424,955
Emerson Electric	16,700	939,375
Expeditors International of Washington	23,100	1,182,489
FedEx	90,000	8,536,500
Flowserve	7,815	858,790
Fluor	9,562	618,279
General Dynamics	26,952	2,008,463
Goodrich	42,500	4,058,750
*Grainger (W.W.)	4,300	660,695
*Ingersoll-Rand (Ireland)	81,650	3,707,727
Joy Global	10,700	1,019,068
†McDermott International	33,900	671,559
PACCAR	21,800	1,113,762
Republic Services	70,350	2,170,298
*Rockwell Automation	69,611	6,039,450
Roper Industries	10,900	907,970
Stanley Black & Decker	51,100	3,681,755
*Textron	21,100	498,171
Towers Watson Class A	27,000	1,774,170
Tyco International (Switzerland)	68,900	3,405,727
Union Pacific	89,334	9,326,470
United Parcel Service Class B	89,050	6,494,417
		109,799,646
Technology – 22.67%
Accenture Class A (Ireland)	36,700	2,217,414
*†Acme Packet	31,561	2,213,373
Altera	34,450	1,596,758
†American Tower Class A	84,000	4,393,200
†Apple	117,109	39,309,977
†Autodesk	11,500	443,900
Avago Technologies (Singapore)	49,500	1,881,000
†Baidu ADR	94,343	13,220,285
Broadcom Class A	87,000	2,926,680
*†Ciena	15,650	287,647
Cisco Systems	103,800	1,620,318
†Cognizant Technology Solutions Class A	42,850	3,142,619
Corning	198,800	3,608,220
†Crown Castle International	88,100	3,593,599
*†Ctrip.com International ADR	25,500	1,098,540
*†Dolby Laboratories Class A	27,500	1,167,650
†EMC	161,650	4,453,458
†F5 Networks	11,841	1,305,470
=@†Facebook Class B	30,629	868,188
†Google Class A	22,800	11,545,464
Hewlett-Packard	45,450	1,654,380
International Business Machines	42,700	7,325,185
†Juniper Networks	57,000	1,795,500
†Lam Research	57,950	2,566,026
=@#†Mail.ru Group 144A GDR	21,800	722,888
†Micron Technology	135,800	1,015,784
*†NetApp	19,900	1,050,322
*†NICE Systems ADR	45,250	1,645,290
*†Nuance Communications	27,500	590,425
†NXP Semiconductors (Netherlands)	26,800	716,364
†ON Semiconductor	66,500	696,255
Oracle	460,635	15,159,497
QUALCOMM	195,350	11,093,927
†Red Hat	15,500	711,450
†Riverbed Technology	13,300	526,547
*†Rovi	22,600	1,296,336
*†salesforce.com	42,681	6,358,615
Samsung Electronics (Republic of Korea)	640	497,730
†SanDisk	14,500	601,750
*Seagate Technology (Ireland)	155,800	2,517,728
*†Sina (China) (Hong Kong Exchange)	8,850	921,285
*†Skyworks Solutions	111,200	2,555,376
Tencent Holdings (China) (Hong Kong Exchange)	67,500	1,842,225
Texas Instruments	49,900	1,638,217

†Trimble Navigation	18,200	721,448
*†VeriFone Holdings	19,300	855,955
*†Yahoo	75,900	1,141,536
*†Yandex Class A (Netherlands)	1,700	60,367
*†Youku.com ADR	53,191	1,827,111
		170,999,279
Total Common Stock (cost $608,252,673)		732,821,277

	Principal
	Amount
	(U.S. $)
Convertible Bond – 0.04%
#@Molycorp 144A 3.25% exercise price $71.40, expiration date 6/13/16	$273,000	319,069
Total Convertible Bond (cost $273,000)		319,069

	Number of
	Shares
Exchange-Traded Funds – 0.29%
†ETFS Palladium Trust	6,388	482,294
†SPDR® Gold Trust	11,515	1,680,960
Total Exchange-Traded Funds (cost $1,889,872)		2,163,254

Preferred Stock – 0.15%
Wells Fargo 8.00%	38,550	1,102,145
Total Preferred Stock (cost $741,030)		1,102,145

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 4.50%
Discount Notes – 3.25%
Fannie Mae 0.002% 7/25/11	$161,451	161,449
Federal Farm Credit 0.001% 7/25/11	1,548,933	1,548,922
Federal Home Loan Bank
0.001% 7/1/11	4,113,017	4,113,017
0.001% 7/1/11	305,009	305,009
0.001% 7/11/11	7,764,067	7,764,044
0.001% 7/13/11	7,242,611	7,242,589
0.001% 7/22/11	1,087,403	1,087,396
0.005% 7/5/11	1,990,700	1,990,698
0.006% 8/3/11	293,835	293,832
		24,506,956
U.S. Treasury Obligations – 1.25%
U.S. Treasury Bills
0.00% 7/14/11	227,158	227,158
0.00% 7/21/11	7,741,108	7,741,061
1.00% 7/31/11	1,488,002	1,489,398
		9,457,617
Total Short-Term Investments (cost $33,964,536)		33,964,573

Total Value of Securities Before Securities Lending Collateral – 102.14%
(cost $645,121,111)		770,370,318

	Number of
	Shares
Securities Lending Collateral** – 10.02%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	688,472	668,506
Delaware Investments Collateral Fund No.1	74,879,187	74,879,187
@†Mellon GSL Reinvestment Trust II	999,997	0
Total Securities Lending Collateral (cost $76,567,656)		75,547,693

Total Value of Securities – 112.16%
(cost $721,688,767)		845,918,011 ©
Obligation to Return Securities Lending Collateral** – (10.15%)		(76,567,656)
Other Liabilities Net of Receivables and Other Assets – (2.01%)		(15,126,672)
Net Assets Applicable to 59,928,732 Shares Outstanding – 100.00%		$754,223,683

*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $1,591,076, which represented 0.21% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $1,910,145, which represented 0.25% of the Fund's net assets. See Note 5 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $1,041,957, which represented 0.14% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $75,992,344 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$730,656,511
Aggregate unrealized appreciation	$133,924,522
Aggregate unrealized depreciation	(18,663,022)
Net unrealized appreciation	$115,261,500

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $94,702,512 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $14,873,143 expires in 2017 and $79,829,369 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$709,538,985	$21,691,216	$1,591,076	$732,821,277
Convertible Bond	-	319,069	-	319,069
Exchange-Traded Funds	2,163,254	-	-	2,163,254
Preferred Stock	1,102,145	-	-	1,102,145
Short-Term Investments	-	33,964,573	-	33,964,573
Securities Lending Collateral	-	75,547,693	-	75,547,693
Total	$712,804,384	$131,522,551	$1,591,076	$845,918,011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 3/31/11	$867,695
Purchases	595,682
Net change in unrealized
appreciation/depreciation	127,699
Balance as of 6/30/11	$1,591,076

Net change in unrealized
appreciation/depreciation
from investments
still held as of 6/30/11	$127,699

During the period ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2011.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $75,992,344, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $75,547,693. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.92%
Consumer Discretionary – 11.87%
*Advance Auto Parts	31,320	$1,831,907
*Best Buy	128,388	4,032,667
Coach	171,265	10,948,971
Comcast Class A Special	58,720	1,422,786
Copa Holdings Class A (Panama)	181,852	12,136,802
Disney (Walt)	124,870	4,874,925
†General Motors	29,020	881,047
*Hasbro	51,070	2,243,505
Johnson Controls	70,520	2,937,863
Kohl's	23,380	1,169,234
McDonald's	31,020	2,615,606
Omnicom Group	77,560	3,735,290
*†PulteGroup	87,220	668,105
Ross Stores	46,988	3,764,679
Sherwin-Williams	38,590	3,236,543
Staples	65,320	1,032,056
Target	92,680	4,347,619
TJX	232,920	12,235,289
Viacom Class B	65,760	3,353,760
Yum Brands	145,452	8,034,768
		85,503,422
Consumer Staples – 14.12%
Altria Group	401,487	10,603,272
Avon Products	231,310	6,476,680
Coca-Cola Enterprises	261,784	7,638,857
Colgate-Palmolive	69,907	6,110,571
CVS Caremark	58,701	2,205,984
Diageo (United Kingdom)	254,488	5,206,391
General Mills	134,230	4,996,041
*Kellogg	159,642	8,831,395
Kimberly-Clark	111,450	7,418,112
Nestle (Switzerland)	72,742	4,526,359
PepsiCo	185,144	13,039,692
Philip Morris International	292,298	19,516,736
Procter & Gamble	26,076	1,657,651
Reynolds American	52,870	1,958,834
Smucker (J.M.)	19,800	1,513,512
		101,700,087
Energy – 11.23%
Apache	41,890	5,168,807
*†Atwood Oceanics	195,553	8,629,754
Chevron	151,203	15,549,716
*Core Laboratories (Netherlands)	76,565	8,540,060
*Diamond Offshore Drilling	48,882	3,441,782
EOG Resources	25,560	2,672,298
Exxon Mobil	236,374	19,236,115
*Frontier Oil	270,050	8,725,316
Hess	30,200	2,257,752
Occidental Petroleum	43,020	4,475,801
Transocean (Switzerland)	33,780	2,180,837
		80,878,238
Financials – 19.90%
ACE (Switzerland)	42,310	2,784,844
AFLAC	141,371	6,599,198
American Express	181,229	9,369,540
Annaly Mortgage Management	398,684	7,192,259
Aon	71,600	3,673,080
Apartment Investment & Management	290,817	7,424,558
Bank of America	420,870	4,612,735
Bank of New York Mellon	265,516	6,802,520
BlackRock	9,079	1,741,443
*Chimera Investment	1,865,531	6,454,737
Chubb	38,020	2,380,432
Eaton Vance	260,166	7,864,818
Federated Investors Class B	318,241	7,586,865
Goldman Sachs Group	75,420	10,037,649
JPMorgan Chase	233,020	9,539,840
Lazard Class A (Bermuda)	173,670	6,443,157
MasterCard Class A	11,790	3,552,799
MetLife	189,330	8,305,907
PNC Financial Services Group	44,890	2,675,893

Prudential Financial	83,290	5,296,411
State Street	74,160	3,343,874
SunTrust Banks	22,730	586,434
Travelers	70,630	4,123,379
Waddell & Reed Financial Class A	235,411	8,557,190
Wells Fargo	228,240	6,404,414
		143,353,976
Healthcare – 14.48%
Abbott Laboratories	130,820	6,883,748
*Becton, Dickinson	40,410	3,482,130
†Endo Pharmaceuticals Holdings	250,980	10,081,867
†Forest Laboratories	190,283	7,485,733
†Gilead Sciences	180,684	7,482,124
GlaxoSmithKline (United Kingdom)	67,660	1,450,196
Herbalife (Cayman Islands)	185,650	10,700,866
Johnson & Johnson	141,650	9,422,558
†Kinetic Concepts	196,020	11,296,632
*Lilly (Eli)	56,159	2,107,647
Medtronic	119,650	4,610,115
Merck	39,010	1,376,663
Pfizer	420,025	8,652,515
Quest Diagnostics	33,100	1,956,210
Roche Holding (Switzerland)	10,547	1,765,682
St. Jude Medical	54,320	2,589,978
†Thermo Fisher Scientific	28,440	1,831,252
*†Waters	116,460	11,149,880
		104,325,796
Industrials – 9.94%
*3M	117,950	11,187,558
†Babcock & Wilcox	292,182	8,096,363
Canadian National Railway (Canada)	24,250	1,937,575
Danaher	68,790	3,645,182
Eaton	45,460	2,338,917
Fluor	10,090	652,419
Honeywell International	91,560	5,456,060
*†Huntington Ingalls Industries	10,883	375,464
*Lockheed Martin	251,135	20,334,401
*Northrop Grumman	65,300	4,528,555
Stanley Black & Decker	47,677	3,435,128
Tyco International (Switzerland)	32,500	1,606,475
United Technologies	90,840	8,040,248
		71,634,345
Information Technology – 8.53%
Accenture Class A (Ireland)	123,860	7,483,621
Cisco Systems	141,500	2,208,815
Corning	137,634	2,498,057
*Dun & Bradstreet	24,180	1,826,557
Hewlett-Packard	50,940	1,854,216
Intel	159,510	3,534,742
International Business Machines	92,746	15,910,576
Microsoft	342,462	8,904,012
Oracle	211,760	6,969,022
†Western Digital	226,069	8,224,390
Western Union	103,050	2,064,092
		61,478,100
Materials – 3.49%
Air Products & Chemicals	39,570	3,782,101
CF Industries Holdings	42,505	6,021,683
*Cliffs Natural Resources	72,554	6,707,617
†Owens-Illinois	164,576	4,247,707
PPG Industries	47,880	4,347,025
		25,106,133
Telecommunications – 3.34%
AT&T	322,710	10,136,321
Vodafone Group (United Kingdom)	1,712,741	4,541,435
*Windstream	722,205	9,359,777
		24,037,533
Utilities – 1.02%
*Dominion Resources	17,846	861,426
PG&E	80,730	3,393,083
PPL	40,930	1,139,082
Public Service Enterprise Group	59,910	1,955,462
		7,349,053
Total Common Stock (cost $615,648,411)		705,366,683

Convertible Preferred Stock – 0.08%
PPL 9.50% exercise price $28.80, expirations date 12/31/49	9,830	550,480
Total Convertible Preferred Stock (cost $491,500)		550,480

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 1.85%
Discount Notes – 1.37%
Fannie Mae 0.002% 7/25/11	$68,489	68,489
Federal Farm Credit 0.001% 7/25/11	736,358	736,353
Federal Home Loan Bank
0.001% 7/1/11	1,625,695	1,625,695
0.001% 7/1/11	932,381	932,381
0.001% 7/11/11	2,231,332	2,231,326
0.001% 7/13/11	2,191,960	2,191,953
0.001% 7/22/11	413,249	413,247
0.005% 7/5/11	786,837	786,836
0.006% 8/3/11	898,224	898,216
		9,884,496
U.S. Treasury Obligations – 0.48%
U.S. Treasury Bills
0.00% 7/14/11	694,400	694,399
0.00% 7/21/11	2,224,734	2,224,720
1.00% 7/31/11	558,711	559,235
		3,478,354
Total Short-Term Investments (cost $13,362,831)		13,362,850

Total Value of Securities Before Securities Lending Collateral – 99.85%
(cost $629,502,742)		719,280,013

	Number of
	Shares
Securities Lending Collateral** – 10.33%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	485,180	471,110
Delaware Investments Collateral Fund No.1	73,936,793	73,936,793
@†Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral (cost $75,418,615)		74,407,903

Total Value of Securities – 110.18%
(cost $704,921,357)		793,687,916	©
Obligation to Return Securities Lending Collateral** – (10.47%)		(75,418,615)
Receivables and Other Assets Net of Other Liabilities – 0.29%		2,119,350
Net Assets Applicable to 65,097,937 Shares Outstanding – 100.00%		$720,388,651

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in “Notes.”
©Includes $74,417,805 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$716,641,406
Aggregate unrealized appreciation	$106,514,707
Aggregate unrealized depreciation	(29,468,197)
Net unrealized appreciation	$77,046,510

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $157,133,037 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $38,104,901 expires in 2017 and $119,028,136 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total
Common Stock	$687,876,620	$17,490,063	$705,366,683
Convertible Preferred Stock	-	550,480	550,480
Short-Term Investments	-	13,362,850	13,362,850
Securities Lending Collateral	-	74,407,903	74,407,903
Total	$687,876,620	$105,811,296	$793,687,916

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2011.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $74,417,805, for which the Fund received collateral, comprised of non-cash collateral valued at $618,233, and cash collateral of $75,418,615. At June 30, 2011, the value of invested collateral was $74,407,903. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.71%
Consumer Discretionary – 21.24%
*Aaron's	38,499	$1,087,982
Abercrombie & Fitch Class A	42,900	2,870,868
*†Avis Budget Group	60,170	1,028,305
†Bally Technologies	67,000	2,725,560
*Brunswick	86,480	1,764,192
*†Cheesecake Factory	49,380	1,549,051
*Chico's FAS	41,000	624,430
Cinemark Holdings	90,080	1,865,557
*Columbia Sportswear	22,100	1,401,140
†Commercial Vehicle Group	58,555	830,895
*†Constant Contact	15,000	380,700
*†Deckers Outdoor	12,250	1,079,715
Domino's Pizza (United Kingdom)	256,861	1,663,959
Drew Industries	25,600	632,832
Estacio Participacoes (Brazil)	124,210	1,598,680
*Express	117,850	2,569,130
*†Gaylord Entertainment	90,000	2,700,000
†GNC Holdings	46,380	1,011,548
*†Green Dot Class A	12,730	432,565
*†Hanesbrands	87,360	2,494,128
HEICO Class A	33,125	1,317,050
*†Hertz Global Holdings	56,500	897,220
*Jarden	40,000	1,380,400
*†Life Time Fitness	38,000	1,516,580
*†LKQ	66,320	1,730,289
Localiza Rent a Car (Brazil)	78,460	1,395,381
*†Lululemon Athletica (Canada)	25,000	2,795,500
*†Lumber Liquidators Holdings	69,780	1,772,412
*†Madden (Steven)	45,185	1,694,889
*†Meritor	103,640	1,662,386
*†Penn National Gaming	23,000	927,820
*Phillips-Van Heusen	10,000	654,700
*†Pier 1 Imports	103,000	1,191,710
*†Pinnacle Entertainment	98,500	1,467,650
*Pool	45,000	1,341,450
†rue21	5,700	185,250
*†Rush Enterprises Class A	65,000	1,236,950
*†Saks	67,500	753,975
*†Shutterfly	54,510	3,129,963
*Strayer Education	2,500	315,975
*†Tempur-Pedic International	24,680	1,673,798
*Thor Industries	88,210	2,543,976
*†True Religion Apparel	20,800	604,864
*†Ulta Salon Cosmetics & Fragrance	31,640	2,043,311
*Vail Resorts	13,500	623,970
†WABCO Holdings	13,000	897,780
*†Warnaco Group	34,000	1,776,500
Weight Watchers International	35,590	2,685,977
*†WMS Industries	55,000	1,689,600
		72,218,563
Consumer Staples – 2.56%
*Diamond Foods	39,600	3,023,064
*†Fresh Market	28,860	1,116,305
*†Green Mountain Coffee Roasters	51,170	4,567,434
		8,706,803
Energy – 5.77%
*†Atwood Oceanics	62,000	2,736,060
*Cabot Oil & Gas	8,000	530,480
*Core Laboratories (Netherlands)	17,000	1,896,180
*†FMC Technologies	58,000	2,597,820
*†Hornbeck Offshore Services	31,820	875,050
*Houston America Energy	30,000	543,900
*†ION Geophysical	143,368	1,356,261
*†James River Coal	83,950	1,747,839
*†Northern Oil & Gas	19,000	420,850
*†Petroleum Development	9,610	287,435

*†Quicksilver Resources	49,200	726,192
†Real Goods Solar Class A	150,000	444,000
*†Rosetta Resources	67,960	3,502,659
SM Energy	19,000	1,396,120
†Swift Energy	15,000	559,050
		19,619,896
Financial Services – 8.04%
†Advent Software	20,000	563,400
Associated Banc-Corp	42,100	585,190
*Associated Estates Realty	136,000	2,209,999
Berkshire Hills Bancorp	25,500	570,945
*BioMed Realty Trust	105,000	2,020,200
*Corporate Office Properties Trust	23,500	731,085
*DuPont Fabros Technology	70,000	1,764,000
†Enstar Group (Bermuda)	6,700	700,083
Evercore Partners Class A	37,230	1,240,504
*Extra Space Storage	63,600	1,356,588
First Busey	177,800	940,562
Hancock Holdings	27,318	846,312
†Justice Holdings (United Kingdom)	82,381	1,295,690
*Kaiser Federal Financial Group	54,674	673,584
*Kilroy Realty	15,000	592,350
Kite Realty Group Trust	245,000	1,220,100
Lakeland Financial	19,300	429,618
MB Financial	54,000	1,038,960
*†NetSpend Holdings	37,300	373,000
Pacific Continental	63,000	576,450
Sandy Spring Bancorp	32,400	582,876
SEI Investments	35,000	787,850
†Signature Bank	22,600	1,292,720
Summit Hotel Properties	12,000	136,200
†SVB Financial Group	27,500	1,642,025
Trico Bancshares	27,350	399,310
Valley National Bancorp	121,917	1,659,290
*†World Acceptance	17,000	1,114,690
		27,343,581
Healthcare – 14.91%
†ABIOMED	66,640	1,079,568
*†Akorn	60,000	420,000
†Alexion Pharmaceuticals	31,000	1,457,930
*†Alimera Sciences	24,100	196,415
†Allscripts Healthcare Solutions	81,360	1,580,011
*†Anthera Pharmaceuticals	24,500	200,165
*†Ardea Biosciences	30,060	765,328
*†Auxilium Pharmaceuticals	30,000	588,000
*†BioMarin Pharmaceuticals	51,000	1,387,710
*†Catalyst Health Solutions	38,400	2,143,488
*†Cepheid	32,900	1,139,656
*†Chelsea Therapeutics International	72,000	367,200
*†Community Health Systems	30,000	770,400
*†eResearch Technology	31,300	199,381
*†Exelixis	85,130	762,765
†Gen-Probe	40,420	2,795,043
*†HeartWare International	18,880	1,398,630
*†IDEXX Laboratories	9,000	698,040
*†Immunogen	50,500	615,595
*†Incyte	63,700	1,206,478
*†Insulet	44,870	994,768
*†InterMune	17,000	609,450
*†Ironwood Pharmaceuticals	77,400	1,216,728
*†Isis Pharmaceuticals	80,000	732,800
*†Kindred Healthcare	36,000	772,920
*†Micromet	100,000	574,000
*†Nabi Biopharmaceuticals	37,000	199,060
*†NPS Pharmaceuticals	74,000	699,300
*†NuVasive	55,420	1,822,210
†ONYX Pharmaceuticals	49,300	1,740,290
†Orthofix International (Curacao)	16,900	717,743
*†Parexel International	67,570	1,591,949
*Patterson	51,000	1,677,390
Pharmaceutical Product Development	89,830	2,411,037
*Quality Systems	7,500	654,750
*†Salix Pharmaceuticals	37,520	1,494,422
*†Seattle Genetics	114,610	2,351,797
*†Sirona Dental Systems	27,000	1,433,700
†SXC Health Solutions	37,590	2,214,803
*†United Therapeutics	10,000	551,000
*†Volcano	58,839	1,899,911

†WellCare Health Plans	33,100	1,701,671
†WuXi PharmaTech Cayman ADR	65,400	1,148,424
*†Zoll Medical	30,240	1,713,398
		50,695,324
Materials & Processing – 2.62%
*Acuity Brands	26,000	1,450,280
Albemarle	23,000	1,591,600
*†Augusta Resource (Canada)	16,000	74,080
*†Beacon Roofing Supply	44,100	1,006,362
†Detour Gold (Canada)	43,390	1,257,518
*†Graphic Packaging Holding	89,400	486,336
Kaydon	13,300	496,356
Methanex (Canada)	63,010	1,977,254
*†Trex	22,890	560,347
		8,900,133
Producer Durables – 17.69%
†Advisory Board	800	46,304
†Aecom Technology	42,680	1,166,871
*AMETEK	77,500	3,479,750
*Bristow Group	12,000	612,240
†CAI International	38,300	791,278
*Con-way	41,160	1,597,420
Copa Holdings Class A (Panama)	39,420	2,630,891
*†Corrections Corp. of America	96,710	2,093,772
†Dice Holdings	71,601	968,046
*Donaldson	48,900	2,967,252
*ESCO Technologies	64,200	2,362,560
†ExlService Holdings	39,000	900,900
*†Geo Group	81,586	1,878,926
*†GrafTech International	51,500	1,043,905
†Gulfmark Offshore	48,860	2,159,123
*Herman Miller	30,000	816,600
*Hunt (J.B.) Transport Services	41,355	1,947,407
Kennametal	41,000	1,730,610
Knoll	50,600	1,015,542
†Mettler-Toledo International	25,500	4,301,084
†Moog Class A	53,290	2,319,181
*Nalco Holding	43,000	1,195,830
*Nordson	76,000	4,168,600
†Old Dominion Freight Line	64,254	2,396,674
†Oshkosh	40,000	1,157,600
*Pentair	49,000	1,977,640
*†RSC Holdings	35,100	419,796
†Sauer-Danfoss	9,300	468,627
†SYKES Enterprises	74,416	1,602,176
*Tidewater	35,200	1,894,112
Toro	11,500	695,750
*†TrueBlue	9,800	141,904
*†United Rentals	120,640	3,064,256
*Werner Enterprises	61,350	1,536,818
*World Fuel Services	44,500	1,598,885
†Zebra Technologies	24,000	1,012,080
		60,160,410
Technology – 24.43%
*AboveNet	20,000	1,409,200
*†Acme Packet	28,650	2,009,225
Adtran	29,090	1,126,074
*Amphenol Class A	28,400	1,533,316
*†Ancestry.com	47,080	1,948,641
†ANSYS	35,000	1,913,450
†Applied Micro Circuits	163,530	1,448,876
*†Ariba	4,172	143,809
*†Aruba Networks	71,260	2,105,733
†Atmel	155,000	2,180,850
*†Blackboard	25,800	1,119,462
*†BroadSoft	49,420	1,884,385
*†Cadence Design Systems	294,640	3,111,398
*†Cavium	38,170	1,663,830
†CommVault Systems	30,930	1,374,839
*†Concur Technologies	55,460	2,776,882
†Crown Castle International	20,000	815,800
*†Cymer	28,796	1,425,690
*†Demand Media	86,470	1,171,669
†DigitalGlobe	80,000	2,032,800
*†Entegris	110,000	1,113,200
*†Finisar	80,000	1,442,400
†Hackett Group	30,500	155,245
†HomeAway	3,000	116,100

†II-VI	62,000	1,587,200
*†Infinera	60,000	414,600
*†Informatica	45,000	2,629,350
*†IPG Photonics	58,000	4,217,179
*†Ixia	35,000	448,000
*Jabil Circuit	185,860	3,754,372
*†LivePerson	52,600	743,764
*†Magma Design Automation	99,855	797,841
†MICROS Systems	17,000	845,070
†Microsemi	60,000	1,230,000
†NETGEAR	25,000	1,093,000
†NetLogic Microsystems	47,910	1,936,522
†ON Semiconductor	130,000	1,361,100
*†Parametric Technology	44,360	1,017,175
*†Plexus	25,000	870,250
*†Polycom	65,500	4,211,650
*†QLIK Technologies	32,000	1,089,920
*†QuinStreet	30,170	391,607
*†RealPage	51,840	1,372,205
*†Sapient	163,900	2,463,417
*†SBA Communications Class A	58,000	2,215,020
*†Skyworks Solutions	94,890	2,180,572
*†SPS Commerce	80,000	1,423,200
*†Stratasys	18,000	606,600
Syntel	28,420	1,680,190
†Trimble Navigation	6,000	237,840
*†TriQuint Semiconductor	197,120	2,008,653
*†Universal Display	21,580	757,242
*†Velti (Ireland)	108,667	1,837,559
*†Virtusa	85,411	1,618,538
		83,062,510
Utilities – 1.45%
*†Leap Wireless International	66,850	1,084,976
*†PAETEC Holding	255,000	1,221,450
*†tw telecom Class A	128,000	2,627,840
		4,934,266
Total Common Stock (cost $267,857,738)		335,641,486

Exchange-Traded Fund – 0.39%
*iShares Russell 2000 Growth Index Fund	14,000	1,327,900
Total Exchange-Traded Fund (cost $1,122,913)		1,327,900

Warrant – 0.00%
=#@†Medicure PIPE 144A	74,014	0
Total Warrant (cost $0)		0

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 1.51%
Discount Notes – 1.06%
Fannie Mae 0.002% 7/25/11	$38,987	38,987
Federal Home Loan Bank
0.001% 7/1/11	816,173	816,173
0.001% 7/11/11	1,182,188	1,182,184
0.001% 7/13/11	1,013,304	1,013,301
0.001% 7/22/11	161,319	161,318
0.005% 7/5/11	395,028	395,028
		3,606,991
U.S. Treasury Obligations – 0.45%
U.S. Treasury Bills
0.00% 7/21/11	1,178,692	1,178,685
1.00% 7/31/11	326,501	326,808
		1,505,493
Total Short-Term Investments (cost $5,112,464)		5,112,484

Total Value of Securities Before Securities Lending Collateral – 100.61%
(cost $274,093,115)		342,081,870

	Number of
	Shares
Securities Lending Collateral** – 24.12%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	281,219	273,064
Delaware Investments Collateral Fund No.1	81,742,944	81,742,944
@†Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral (cost $82,508,608)		82,016,008

Total Value of Securities – 124.73%
(cost $356,601,723)		424,097,878 ©
Obligation to Return Securities Lending Collateral** – (24.27%)		(82,508,608)
Other Liabilities Net of Receivables and Other Assets – (0.46%)		(1,565,923)
Net Assets Applicable to 23,994,258 Shares Outstanding – 100.00%		$340,023,347

*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $82,573,441 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$357,243,454
Aggregate unrealized appreciation	$75,130,690
Aggregate unrealized depreciation	(8,276,266)
Net unrealized appreciation	$66,854,424

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total
Common Stock	$332,681,837	$2,959,649	$335,641,486
Exchange-Traded Fund	1,327,900	-	1,327,900
Short-Term Investments	-	5,112,484	5,112,484
Securities Lending Collateral	-	82,016,008	82,016,008
Total	$334,009,737	$90,088,141	$424,097,878

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2011.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $82,573,441, for which the Fund received collateral, comprised of non-cash collateral valued at $1,629,454, and cash collateral of $82,508,608. At June 30, 2011, the value of invested collateral was $82,016,008. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 90.86%
Basic Industry – 19.90%
*AAON	99,700	$2,177,437
Airgas	15,700	1,099,628
Albany International	148,400	3,916,277
Albemarle	18,400	1,273,280
AMETEK	35,250	1,582,725
AptarGroup	41,400	2,166,876
Ashland	29,700	1,919,214
Brady Class A	43,300	1,388,198
Carlisle	43,800	2,156,274
Celanese Class A	37,500	1,999,125
Crane	42,900	2,119,689
Cytec Industries	34,800	1,990,212
Dover	42,700	2,895,060
Eastman Chemical	24,600	2,510,922
*Federal Signal	225,000	1,476,000
†Ferro	188,300	2,530,752
FMC	29,500	2,537,590
†Foster Wheeler (Switzerland)	88,200	2,679,516
*†Griffon	128,300	1,293,264
*Ingersoll-Rand (Ireland)	62,500	2,838,125
*†KapStone Paper & Packaging	64,800	1,073,736
*KMG Chemicals	66,722	1,123,598
*†Kraton Performance Polymers	55,500	2,173,935
Minerals Technologies	44,400	2,943,276
†Owens-Illinois	84,000	2,168,040
Packaging Corp. of America	39,000	1,091,610
PolyOne	121,000	1,871,870
Sonoco Products	77,600	2,757,904
Temple-Inland	17,800	529,372
*†Trex	41,800	1,023,264
*US Ecology	131,753	2,252,976
		61,559,745
Business Services – 3.53%
*Donnelley (R.R.) & Sons	92,100	1,806,081
Ennis	136,390	2,373,186
*Fair Isaac	93,050	2,810,110
†Ingram Micro Class A	32,000	580,480
*†TMS International Class A	30,300	395,415
†TrueBlue	85,000	1,230,800
*†WESCO International	31,800	1,720,062
		10,916,134
Capital Spending – 11.47%
*Acuity Brands	42,800	2,387,384
*†Advanced Energy Industries	166,325	2,459,947
*†AGCO	23,200	1,145,152
*Encore Wire	98,510	2,385,912
Gardner Denver	13,200	1,109,460
*Graham	125,757	2,565,443
*Granite Construction	83,700	2,053,161
Harsco	67,400	2,197,240
Hubbell Class B	23,400	1,519,830
IDEX	30,700	1,407,595
*†Insituform Technologies Class A	82,000	1,719,540
Kennametal	89,600	3,782,016
Stanley Black & Decker	42,500	3,062,125
Tennant	39,988	1,596,721
Timken	43,600	2,197,440
Tyco International (Switzerland)	33,400	1,650,962
†URS	50,000	2,237,000
		35,476,928
Consumer Cyclical – 7.97%
*Barnes Group	110,000	2,729,100
*†BorgWarner	30,400	2,456,016
*Ethan Allen Interiors	90,000	1,916,100
Hooker Furniture	196,574	1,741,646
*Knoll	118,200	2,372,274

Lear	43,300	2,315,684
*Leggett & Platt	69,200	1,687,096
†Navistar International	36,200	2,043,852
*Spartan Motors	458,373	2,475,214
Tupperware Brands	33,400	2,252,830
*†Visteon	38,800	2,654,308
		24,644,120
Consumer Services – 7.01%
†BJ's Wholesale Club	21,400	1,077,490
*Brinker International	83,900	2,052,194
*†Collective Brands	188,100	2,763,188
Foot Locker	73,600	1,748,736
*†GameStop Class A	33,000	880,110
*†Genesco	21,000	1,094,100
*†Jos. A. Bank Clothiers	52,750	2,638,028
†Kirkland's	33,000	396,660
PETsMART	23,800	1,079,806
*†Rush Enterprises Class A	57,300	1,090,419
†Signet Jewelers (Bermuda)	52,600	2,462,206
*Sturm Ruger	94,603	2,076,536
*†Winnebago Industries	134,600	1,300,236
†WMS Industries	33,000	1,013,760
		21,673,469
Consumer Staples – 2.92%
*†Chiquita Brands International	170,373	2,218,256
Dr Pepper Snapple Group	25,400	1,065,022
Molson Coors Brewing Class B	23,400	1,046,916
*Sanderson Farms	54,000	2,580,120
Smucker (J.M.)	27,900	2,132,676
		9,042,990
Energy – 5.88%
Cabot Oil & Gas	38,700	2,566,197
*†Cloud Peak Energy	53,600	1,141,680
El Paso	83,500	1,686,700
*Gulf Island Fabrication	71,629	2,312,184
*Laclede Group	53,198	2,012,480
*†Newpark Resources	176,850	1,604,030
†Plains Exploration & Production	63,200	2,409,184
†Swift Energy	62,100	2,314,467
*†Vaalco Energy	356,503	2,146,148
		18,193,070
Financial Services – 10.88%
American Equity Investment Life Holding	170,265	2,164,068
Aspen Insurance Holdings (Bermuda)	80,500	2,071,265
AXIS Capital Holdings (Bermuda)	65,700	2,034,072
*BankUnited	79,300	2,104,622
City Holding	65,979	2,179,286
Dime Community Bancshares	171,750	2,497,245
East West Bancorp	127,600	2,578,796
First Financial Bancorp	82,800	1,381,932
First Niagara Financial Group	174,000	2,296,800
†Hallmark Financial Services	278,659	2,193,046
HCC Insurance Holdings	65,200	2,053,800
Horace Mann Educators	136,350	2,128,424
Lazard Class A (Bermuda)	54,800	2,033,080
†Nara Bancorp	70,900	576,417
Safety Insurance Group	21,400	899,656
†SVB Financial Group	18,200	1,086,722
Transatlantic Holdings	21,700	1,063,517
Willis Group Holdings (United Kingdom)	24,600	1,011,306
Wintrust Financial	40,400	1,300,072
		33,654,126
Healthcare – 3.39%
†CareFusion	100,000	2,717,000
*DENTSPLY International	27,400	1,043,392
†Hologic	106,200	2,142,054
*†LifePoint Hospitals	33,220	1,298,238
†Orthofix International (Curacao)	14,500	615,815
*Teleflex	24,800	1,514,288
Universal Health Services Class B	22,400	1,154,272
		10,485,059
Real Estate – 1.05%
*Digital Realty Trust	35,900	2,217,902
*Washington Real Estate Investment Trust	32,100	1,043,892
		3,261,794
Technology – 15.22%
†Brooks Automation	55,000	597,300
*†Cabot Microelectronics	21,100	980,517

*†CACI International Class A	17,300	1,091,284
†Checkpoint Systems	160,100	2,862,588
†Diodes	23,000	600,300
*Ducommun	75,847	1,560,173
†Fairchild Semiconductor International	114,100	1,906,611
†Flextronics International (Singapore)	497,699	3,195,228
Global Payments	52,100	2,657,100
*Harris	53,500	2,410,710
*InterDigital	59,000	2,410,150
†LTX-Credence	130,300	1,164,882
Methode Electronics	208,097	2,416,006
†Motorola Mobility Holdings	94,700	2,087,188
*†Plexus	129,800	4,518,338
†Rudolph Technologies	248,982	2,666,597
*†Stratasys	35,064	1,181,657
*†Teradyne	72,600	1,074,480
†Thermo Fisher Scientific	33,800	2,176,382
*†Universal Technical Institute	55,700	1,101,189
*†VASCO Data Security International	277,478	3,454,601
*†Veeco Instruments	43,700	2,115,517
†Western Digital	78,900	2,870,382
		47,099,180
Transportation – 0.66%
SkyWest	135,160	2,035,510
		2,035,510
Utilities – 0.98%
DTE Energy	19,600	980,392
*Wisconsin Energy	65,600	2,056,560
		3,036,952
Total Common Stock (cost $227,073,222)		281,079,077

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 8.96%
Discount Notes – 6.56%
Fannie Mae 0.002% 7/25/11	$149,416	149,415
Federal Farm Credit 0.001% 7/25/11	1,613,090	1,613,079
Federal Home Loan Bank
0.001% 7/1/11	1,456,361	1,456,361
0.001% 7/1/11	3,334,905	3,334,904
0.001% 7/11/11	5,006,511	5,006,495
0.001% 7/13/11	4,903,333	4,903,318
0.001% 7/22/11	799,498	799,494
0.005% 7/5/11	1,614,094	1,614,092
0.006% 8/3/11	1,403,008	1,402,996
		20,280,154
U.S. Treasury Obligations – 2.40%
U.S. Treasury Bills
0.00% 7/14/11	1,084,639	1,084,637
0.00% 7/21/11	4,991,706	4,991,676
1.00% 7/31/11	1,350,535	1,351,802
		7,428,115
Total Short-Term Investments (cost $27,708,214)		27,708,269

Total Value of Securities Before Securities Lending Collateral – 99.82%
(cost $254,781,436)		308,787,346

	Number of
	Shares
Securities Lending Collateral** – 19.65%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	169,905	164,978
Delaware Investments Collateral Fund No.1	60,641,205	60,641,205
@†Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral (cost $61,061,303)		60,806,183

Total Value of Securities – 119.47%
(cost $315,842,739)		369,593,529	©
Obligation to Return Securities Lending Collateral** – (19.74%)		(61,061,303)
Receivables and Other Assets Net of Other Liabilities – 0.27%		823,846
Net Assets Applicable to 24,644,350 Shares Outstanding – 100.00%		$309,356,072

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $60,336,868 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income, if any, annually. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$317,036,940
Aggregate unrealized appreciation	$57,829,208
Aggregate unrealized depreciation	(5,272,619)
Net unrealized appreciation	$52,556,589

For federal income tax purposes, at March 31, 2011, capital loss carryforwards of $9,947,941 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total
Common Stock	$281,079,077	$-	$281,079,077
Short-Term Investments	-	27,708,269	27,708,269
Securities Lending Collateral	-	60,806,183	60,806,183
Total	$281,079,077	$88,514,452	$369,593,529

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $60,336,868, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $60,806,183. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: